UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Thomas P. Dupree

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code (859) 254-7741

Date of fiscal year end: June 30, 2010

Date of reporting period: July 1, 2009 through December 31, 2009

Item 1.	Report to Stockholders

DUPREE MUTUAL FUNDS

DECEMBER 31, 2009

SEMI-ANNUAL REPORT

TO SHAREHOLDERS

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc., began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the Commonwealth of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the fund’s investment adviser. The fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;

Intermediate Government Bond Series in 1992;

Tennessee Tax-Free Income Series in 1993;

Tennessee Tax-Free Short-to-Medium Series in 1994;

North Carolina Tax-Free Income Series in 1995;

North Carolina Tax-Free Short-to-Medium Series in 1995;

Alabama Tax-Free Income Series in 2000, and

Mississippi Tax-Free Income Series in 2000.

Today, after more than 50 years in business, Dupree continues to be a pioneer in the industry. Our Kentucky, Tennessee, and Mississippi Series are currently the ONLY 100% “no-load” municipal bond funds available in those states. No-load means simply that shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds which are sold through brokerage firms or other institutions.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we’re doing.

Management’s Discussion of Fund Performance:

Six Months Ended December 31, 2009

(Unaudited)

The investment objective for our municipal bond funds is to provide a high level of tax-free income derived from state-specific municipal securities without incurring undue risk to principal. Similarly, the investment objective for our government bond fund is to provide a high level of income derived from securities of the U.S. Government and its agencies without incurring undue risk to principal. As a general rule, we do not try to anticipate market direction; instead, we attempt to buy high quality bonds at the best possible prices and hold them in down markets as well as up markets.

Factors which may influence the performance of a state-specific municipal bond fund include, but are not limited to, movements in interest rates, a downgrading or upgrading of credit ratings assigned to bonds issued by state or local governments, changes in the credit ratings assigned to bond insurers, downturns or upturns in the specific economies of a given state, the rate at which bonds are called, and the rate at which revenues are received by state and local governments which are used to pay debt service on issued bonds. Similarly, many factors may influence the performance of a government bond fund including, but not limited to, movements in interest rates, prevailing conditions in the U.S. Government securities markets, changes in an issuer’s financial strength, changes in the credit rating assigned to an obligation, and the rate at which bonds are called.

During the six month period ended December 31, 2009 (the “reporting period”), the economy began to recover from the deep recession which began in December 2007. Real gross domestic product (GDP), a measure of the output of goods and services produced by labor and property in the United States, increased at an annual rate of 2.2 percent in the third quarter of 2009. Real GDP increased at a 5.7 percent annual rate (advance estimate) during the fourth quarter of 2009 which was the best performance since the third quarter of 2003. Efforts to rebuild depleted inventories and spending related to government stimulus programs accounted for most of growth during the second half of 2009. For all of 2009, the economy contracted 2.4 percent, the worst single-year performance since 1946.

The Federal Reserve kept the fed funds target rate unchanged at 0 to  1/4 percent during the reporting period. In addition to keeping policy interest rates stable, the Federal Reserve expanded liquidity facilities and launched several initiatives to purchase longer-term assets such as agency-guaranteed mortgage-backed securities, agency debt, and Treasury securities. Additionally, the Federal Reserve lent money to stabilize several systemically important institutions. All of these measures led to a marked improvement in the functioning of financial markets during the reporting period.

Conditions in the labor market deteriorated but showed some signs of improvement towards the end of the year. The seasonally adjusted national unemployment rate remained elevated and stood at 10.0 percent at the end of the reporting period. The housing market continued to show signs of weakness during the

i

reporting period, despite support from various government programs. Core consumer price inflation continued to subside during the reporting period reflecting the still weak pace of economic activity. The Federal Reserve’s preferred inflation measure, the core personal consumption expenditures price index, increased at an annual rate of 1.5 percent in December.

Treasury yields increased (prices down) during the reporting period as the economy continued to stabilize and investors moved away from the relative safety of Treasuries into riskier asset classes. The yield on the benchmark 10-year Treasury note increased approximately thirty basis points during the second half of the year and ended the reporting period at 3.85 percent. The increase in Treasury yields primarily reflected renewed confidence in the economy and concerns about the massive size of impending Treasury supply resulting from the federal deficit. Municipal bond yields moved the opposite direction of Treasuries, with yields declining (prices up) during the reporting period. The yield on a 10-year AAA-rated municipal bond declined approximately twenty three basis points during the second half of the year and ended the reporting period at 3.00 percent

The strong performance of municipal bonds was attributable to a number of factors with supply and demand being perhaps the most important factors. On the supply side, the issuance of taxable Build America Bonds continued to eat into the supply of new tax-exempt issues. The dwindling supply of new tax-exempt issues led to firmer prices for tax-exempt bonds trading in the secondary market. Demand from retail and institutional investors for tax-exempt bonds was robust during the reporting period as investors moved out of low-yielding cash and cash-equivalents in search of higher yields. Low levels of inflation and expectations of higher tax rates also added to the relative attractiveness of municipal bonds.

A discussion of the performance of each of our funds for the six month period ended December 31, 2009 follows:

The Kentucky Tax-Free Income Series achieved a total return of 4.19% during the reporting period compared to a total return of 6.10% for the BarCap Municipal Bond Index. The Kentucky Tax-Free Short-to-Medium Series achieved a total return of 2.82% during the period under review compared to a total return of 6.10% for the BarCap Municipal Bond Index.

The Tennessee Tax-Free Income Series achieved a total return of 4.54% during the reporting period compared to a total return of 6.10% for the BarCap Municipal Bond Index. The Tennessee Short-to-Medium Series provided shareholders with a total return of 3.00% during the reporting period compared to 6.10% for the BarCap Municipal Bond Index.

The North Carolina Tax-Free Income Series achieved a total return of 4.33% during the reporting period compared to 6.10% for the BarCap Municipal Bond Index. The North Carolina Tax-Free Short-to-Medium Series achieved a total return of 2.57% during the reporting period compared to 6.10% for the BarCap Municipal Bond Index.

The Alabama Tax-Free Income Series achieved a total a total return of 4.64% during the reporting period compared to 6.10% for the BarCap Municipal Bond Index.

The Mississippi Tax-Free Income Series achieved a total return of 5.11% during the reporting period compared to 6.10% for the BarCap Municipal Bond Index.

The best performing sectors in the municipal market during the six months ended December 31, 2009, were lower-rated credits (BBB) with longer maturities such as hospitals, tobacco settlement bonds, pollution control revenue bonds, and industrial development revenue bonds. Typically, we underweight these more speculative types of bonds in all of our municipal bond Series. We believe over the long-term this will produce the highest level of tax-free income without taking undue risk to principal. Because the BarCap Municipal Bond Index is more heavily weighted to these speculative categories of bonds, all of our municipal bond Series underperformed the index during the reporting period. However, we do not anticipate that the factors that caused the Series’ underperformance in this period to persist in future periods.

The Intermediate Government Bond Series achieved a total return of 1.88% during the reporting period compared to 1.21% for the BarCap U.S. Government Intermediate Bond Index. The index is made up of various types of government bonds, including Treasuries and agency securities. The Intermediate Government Bond Series currently holds only agency securities. Investor demand for agency securities improved during the reporting period, causing prices of agency securities to rise relative to Treasuries. This “tightening” of agencies caused the slight outperformance of the fund relative to the index.

It should be noted that the BarCap Municipal Bond and U.S. Government Bond Indexes do not take into account any operating expenses or transaction costs. An investment cannot be made directly in an index.

We appreciate the trust you have placed in us. Thank you for investing with Dupree Mutual Funds.

Total returns include changes in share price, reinvestment of dividends, and reinvestment of capital gains, if any. Performance data quoted represents past performance which is not a guarantee of future results. The opinions expressed herein are those of the funds’ portfolio management and are current as of December 31, 2009. Management’s opinions are not guarantees of performance or investment results and should not be taken as investment advice.

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments.

Kentucky Tax-Free Income Series

CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	30.14%
Aa/AA	54.79%
A	13.85%
Baa/BBB	0.41%
Not Rated	0.81%

100.00%

COMPOSITION	% of Net Assets
Prerefunded	7.26%
General Obligation	0.51%
Lease Revenue	11.89%
Municipal Utility Revenue	2.08%
Hospital and Healthcare Revenue	2.26%
State and Local Mortgage Revenue	2.94%
University Consolidated Education and Building Revenue	0.68%
Public Facilities Revenue	0.87%
Insured Municipal	64.74%
Escrowed to Maturity	4.71%
Other Assets Less Liabilities	2.06%

100.00%

Alabama Tax-Free Income Series

CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	34.02%
Aa/AA	31.34%
A	20.25%
Baa/BBB	3.14%
Not Rated	11.25%

100.00%

COMPOSITION	% of Net Assets
General Obligation	7.03%
Prerefunded	0.39%
Lease Revenue	2.42%
Industrial Revenue	0.60%
Hospital and Healthcare Revenue	0.31%
University Consolidated Education and Building	5.43%
Public Facilities Revenue	0.06%
Insured Municipal	81.81%
Other Assets Less Liabilities	1.95%

100.00%

Kentucky Tax-Free Short-to-Medium Series

CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	25.03%
Aa/AA	70.73%
A	4.21%
Baa/BBB	0.00%
Not Rated	0.03%

100.00%

COMPOSITION	% of Net Assets
Prerefunded	8.24%
General Obligation	1.02%
Certificates of Participation	1.24%
Lease Revenue	15.04%
Municipal Utility Revenue	5.14%
Hospital and Healthcare Revenue	2.78%
State and Local Mortgage Revenue	3.62%
Insured Municipal	61.97%
Escrowed to Maturity	0.03%
Other Assets Less Liabilities	0.92%

100.00%

Mississippi Tax-Free Income Series

CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	13.89%
Aa/AA	40.24%
A	26.23%
Baa/BBB	3.96%
Not Rated	15.68%

100.00%

COMPOSITION	% of Net Assets
General Obligation	8.71%
Prerefunded	1.24%
University Consolidated Education and Building	2.43%
Insured Municipal	81.67%
Escrowed to Maturity	0.82%
Other Assets Less Liabilities	5.13%

100.00%

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments.

Tennessee Tax-Free Income Series

CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	15.37%
Aa/AA	58.25%
A	22.32%
Baa/BBB	2.04%
Not Rated	2.02%

100.00%

COMPOSITION	% of Net Assets
Prerefunded	3.52%
General Obligation	15.48%
Lease Revenue	2.43%
Hospital and Healthcare Revenue	5.28%
State and Local Mortgage Revenue	7.46%
University Consolidated Education and Building Revenue	7.61%
Insured Municipal	55.96%
Escrowed to Maturity	1.25%
Other Assets Less Liabilities	1.01%

100.00%

North Carolina Tax-Free Income Series

CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	21.35%
Aa/AA	48.71%
A	25.12%
Baa/BBB	3.31%
Not Rated	1.51%

100.00%

COMPOSITION	% of Net Assets
Prerefunded	1.43%
General Obligation	3.06%
Certificates of Participation	16.10%
Lease Revenue	4.39%
Municipal Utility Revenue	4.30%
Hospital and Healthcare Revenue	4.04%
State and Local Mortgage Revenue	0.26%
University Consolidated Education and Building Revenue	1.47%
Insured Municipal	62.91%
Escrowed to Maturity	0.48%
Other Assets Less Liabilities	1.56%

100.00%

Tennessee Tax-Free Short-to-Medium Series

CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	14.08%
Aa/AA	54.88%
A	28.29%
Baa/BBB	2.75%
Not Rated	0.00%

100.00%

COMPOSITION	% of Net Assets
General Obligation	7.43%
Lease Revenue	7.16%
Municipal Utility Revenue	2.88%
Hospital and Healthcare Revenue	1.06%
State and Local Mortgage Revenue	4.36%
Insured Municipal	71.77%
Public Facilities Revenue	2.13%
Other Assets Less Liabilities	3.21%

100.00%

North Carolina Tax-Free Short-to-Medium Series

CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	20.39%
Aa/AA	47.24%
A	28.53%
Baa/BBB	0.15%
Not Rated	3.69%

100.00%

COMPOSITION	% of Net Assets
General Obligation	4.52%
Certificates of Participation	16.95%
Lease Revenue	2.75%
Municipal Utility Revenue	3.38%
Hospital and Healthcare Revenue	5.46%
State and Local Mortgage Revenue	0.92%
University Consolidated Education and Building	4.35%
Insured Municipal	61.16%
Other Assets Less Liabilities	0.51%

100.00%

v

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments.

Intermediate Government Bond Series

CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	100.00%

COMPOSITION	% of Net Assets
Federal Farm Credit	15.67%
Federal Home Loan Bank	40.01%
Federal Home Loan Mortgage	14.47%
Federal National Mortgage Association	23.14%
Student Loan Marketing Association	4.22%
Other Assets Less Liabilities	2.49%

100.00%

DUPREE MUTUAL FUNDS—ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100%

December 31, 2009

UNAUDITED

Bond Description	Coupon	Maturity Date	Rating	Par Value	Market Value
INSURED MUNICIPAL BONDS
81.81% of Net Assets
AL Agriculture & Mechanical University Revenues Refunding	5.000%	11/01/2024	Baa1	$150,000	$132,692
AL Drinking Water Finance Authority Revolving Fund Loan	4.750	08/15/2027	NR*	75,000	68,541
AL Housing Finance Authority Single Family Mortgage Revenue	5.375	10/01/2033	Aaa	210,000	215,395
AL Private College & Universities Facilities Authority Revenue	4.750	09/01/2026	AAA*	500,000	497,120
AL State Board Education Bishop State Community College	4.600	01/01/2021	A2	100,000	101,567
AL State Board of Education Revenue Calhoun Community	5.000	05/01/2022	A2	450,000	470,295
AL State University Revenue General Tuition & Fee—Series A	5.000	01/01/2019	A3/A*	50,000	52,588
AL State University Revenue General Tuition & Fee	5.000	08/01/2026	A3/A*	150,000	153,968
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2018	NR*	50,000	50,824
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2022	NR*	170,000	169,672
AL Water Pollution Control Authority Revolving Fund Loan	5.000	08/15/2026	NR*	130,000	125,579
Alexander City AL Warrants	4.700	05/01/2021	Baa1/A*	200,000	204,506
Auburn AL Capital Improvement School Warrants	5.000	08/01/2030	Aa3/AA+*	260,000	270,508
Auburn University AL General Fee Revenue Series A	5.000	06/01/2032	Aa3/AAA*	45,000	46,417
Auburn University AL General Fee Revenue—Series A	5.000	06/01/2027	Aa3/AAA*	300,000	316,713
Auburn University AL General Fee Revenue Series A	5.000	06/01/2033	Aa3/AAA*	150,000	154,869
Auburn University AL General Fee Revenue Series A	5.000	06/01/2038	Aa3/AAA*	100,000	102,232
Baldwin County AL Water and Sewer Series A General Obligation	5.000	01/01/2025	Aa2/AA+*	295,000	314,809
Choctaw County AL Revenue School Warrants	4.700	03/01/2017	NR	200,000	178,770
Daphne AL Warrants	5.000	04/01/2023	A1/A+*	250,000	264,113
East AL Health Care Authority Health Care Facilities Revenue	5.200	09/01/2023	Baa1/A*/A@	260,000	260,057
Elmore County AL Limited Obligation School Warrants	5.000	02/01/2022	Aa3/AAA*	190,000	201,978
Enterprise AL Water General Obligation	5.000	10/01/2019	NR*	55,000	57,987
Enterprise AL Water General Obligation	5.000	10/01/2023	NR*	450,000	472,838
Gadsden AL Warrants—Series B	4.600	08/01/2022	NR	100,000	102,528
Hoover AL Board of Education Capital Outlay Warrants	5.250	02/15/2026	A1/AA-*	35,000	35,604
Hoover AL Board of Education Capital Outlay Warrants	4.750	02/15/2024	Aa3/AAA*	250,000	260,240
Huntsville AL Health Care Authority—Series A	5.000	06/01/2024	A2/AA*	100,000	100,325
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2027	Aa2/AA*	375,000	398,130
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2033	Aa2/AA*	150,000	154,491
Huntsville AL Water Systems Revenue	5.000	11/01/2033	Aa2/AAA*	300,000	316,062
Jacksonville AL State University Revenue Tuition and Fee	5.125	12/01/2033	AAA*	350,000	362,782
Lee County AL School Warrants	5.000	02/01/2018	A1	100,000	105,272
Lee County AL School Warrants Limited Obligation	5.000	02/01/2021	A1	75,000	78,639
Limestone County AL Water & Sewer Authority Water Revenue	5.000	12/01/2029	NR	275,000	281,793
Linden AL Warrants	5.250	06/01/2023	NR	25,000	25,372
Madison County AL Board of Education Capital Outlay Tax	5.125	09/01/2034	Aa2/AAA*	400,000	416,876
Mobile AL Limited Obligation Tax Warrants	5.500	02/15/2023	Baa1	35,000	36,115
Montgomery AL Waterworks & Sanitation Sewer Board Revenue	5.000	09/01/2019	Aa3/AA-*	50,000	52,414
Montgomery AL Waterworks & Sanitation Sewer Board Revenue	5.000	03/01/2025	Aa3/AAA*/AA@	250,000	265,023
Montgomery County AL Warrants	5.000	03/01/2028	Aa2/AA*	175,000	184,350
Montgomery County AL Public Building Authority Revenue	5.000	03/01/2031	Aa3/AA-*	150,000	155,872
Morgan County AL Water and Sewer General Obligation Warrants	5.000	04/01/2028	A2	100,000	102,881
Muscle Shoals AL Refunded Warrants	4.600	08/01/2024	A2	250,000	254,330
North Marshall AL Utilities Board Water Revenue	5.100	10/01/2030	AAA*	375,000	388,901
Opelika AL Water Board Revenue	5.000	06/01/2037	Aa3/AAA*	250,000	253,110
Phenix City AL Schools Warrants Series B	5.000	08/01/2024	A+*	200,000	210,584
Roanoke AL Warrants	4.450	05/01/2020	NR*	150,000	152,519
St Clair County AL Board Education School Tax Warrants	4.400	02/01/2022	Aa3/AAA*	50,000	50,802
Shelby County AL Board of Education Special Tax School Warrants	5.000	02/01/2025	A2/A+*	300,000	311,613
Talladega County AL Industrial Development Revenue	4.700	01/01/2022	Baa3	100,000	93,456
Trussville AL Warrants	4.800	10/01/2021	A1	85,000	88,165
Tuscaloosa AL Warrants	5.150	07/01/2026	Aa2/AA+*	250,000	261,588
Tuscaloosa AL Warrants	5.200	07/01/2031	Aa2/AA+*	100,000	104,677
Tuscaloosa AL Warrants	5.000	01/01/2030	Aa3/AAA*/AA@	150,000	155,567
Tuscaloosa AL Public Education Building Authority Student	6.375	07/01/2028	AAA*	150,000	171,849
Tuscaloosa AL Public Education Building Authority Student	6.750	07/01/2033	AAA*	475,000	544,379
University of AL General Revenue—Series A	5.000	07/01/2034	Aa3/AA-*/AA-	350,000	359,205
University of AL General Revenue Series A	5.000	07/01/2028	Aa3/AA-*/AA-	325,000	344,013
University of Southern AL University Revenue & Capital Improvement	5.000	03/15/2021	A1	370,000	381,566
University of Southern AL University Revenues Facilities	5.000	08/01/2029	Aa1/AAA*	500,000	530,780
West Morgan—East Lawrence Water Authority AL Water Revenue	5.000	08/15/2025	Aa3/AAA*/AA+	300,000	329,013

					13,304,924
GENERAL OBLIGATION BONDS
7.03% of Net Assets
AL State—Series A	5.000	06/01/2019	Aa2/AA*	30,000	30,400
AL State—Series B	5.000	06/01/2021	Aa2/AA*	30,000	30,391
AL State—Series A	4.625	09/01/2022	Aa2/AA*	100,000	104,790
AL 21st Century Authority Tobacco Settlement Revenue	5.750	12/01/2020	Baa1/A-*	50,000	49,797
AL 21st Century Authority Tobacco Settlement Revenue	5.850	12/01/2013	Baa1/A-*	15,000	15,437
Montgomery AL Warrants-Series C General Obligation Unlimited	5.000	01/01/2023	Aa2/AA*/AAA@	580,000	630,970
Sumter County AL Limited Obligation School Warrants	5.100	02/01/2034	A*	100,000	99,583
Tuscaloosa AL Warrants Series A	5.000	10/15/2034	Aa2/AA+*	175,000	182,469

					1,143,837
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.43% of Net Assets
AL State Public School & College Authority Refunding Series	5.000	05/01/2029	Aa2/AA*/AA@	225,000	234,529
AL State Public School & College Authority Capital	5.000	12/01/2025	Aa2/AA*	450,000	470,313
Auburn University AL General Fee Revenue	5.000	06/01/2022	Aa3/AA-*	50,000	54,323
Mobile AL Spring Hill College Educational Building	5.100	09/01/2019	Baa1	120,000	123,552

					882,717

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100%

December 31, 2009

UNAUDITED

Bond Description	Coupon	Maturity Date	Rating	Par Value	Market Value
LEASE REVENUE BONDS
2.42% of Net Assets
AL Incentives Financing Authority Special Obligation	5.000%	09/01/2029	AA+*	$125,000	$130,545
University of Alabama General Revenue Series A	5.000	07/01/2034	Aa3/AA-*	250,000	262,713

					393,258
INDUSTRIAL REVENUE BONDS
.60% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	5.800	11/01/2011	NR*	75,000	75,536
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/01/2020	NR*	25,000	22,805

					98,341
PREREFUNDED BONDS
.39% of Net Assets
Hoover AL Warrants—Series A	5.650	01/01/2014	Aa3/AA+*	10,000	10,104
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.100	06/01/2018	A+*	30,000	32,230
Phenix City AL School Warrants	5.450	08/01/2016	A+*	10,000	10,472
Southeast AL Gas District System Revenue—Series A	5.500	06/01/2020	A3	10,000	10,417

					63,223
HOSPITAL AND HEALTHCARE REVENUE BONDS
.31% of Net Assets
Mobile AL Second Medical Clinic Board Revenue Franklin	5.050	03/01/2018	Baa1	50,000	50,185

					50,185
PUBLIC FACILITIES REVENUE BONDS
.06% of Net Assets
Rockford AL Public Building Authority Building Revenue	5.750	09/01/2015	NR	10,000	10,065

					10,065

Total Investments (cost $15,707,931)(See (a) below for further explanation) 98.05% of Net Assets					$15,946,550

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated
(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$351,035
Unrealized depreciation	(112,416)

Net unrealized appreciation	$238,619

Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund’s assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	15,946,550
Level 3	Significant Unobservable Inputs	—

$15,946,550

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2009

UNAUDITED

ASSETS:
Investments in securities, at value (Cost: $15,707,931)	$15,946,550
Cash	252,368
Interest receivable	247,277
Prepaid expenses	149

Total assets	16,446,344
LIABILITIES:
Payable for:
Investments purchased	51,400
Distributions to shareholders	51,966
Fund shares redeemed	67,750
Transfer agent fee	880
Investment advisory fee	1,993
Accrued expenses	8,803

Total liabilities	182,792

NET ASSETS:
Capital	16,143,554
Net accumulated realized loss on investment transactions	(118,621)
Net unrealized appreciation in value of investments	238,619

Net assets at value	$16,263,552

NET ASSET VALUE, offering price and redemption price per share ($16,263,552 -:- 1,390,964 shares outstanding; unlimited number of shares authorized; no par value)	$11.69

STATEMENT OF OPERATIONS

For the six months ended December 31, 2009

Net investment income:
Interest income	$338,568

Expenses:
Investment advisory fee	37,828
Transfer agent fee	11,349
Custodian expense	1,310
Pricing fees	3,277
Professional fees	593
Trustee fees	809
Other expenses	6,356

Total expenses	61,522
Fees waived by Adviser	(27,380)
Custodian expense reduction	(97)

Net expenses	34,045

Net investment income	304,523

Realized and unrealized gain/(loss) on investments:
Net realized loss	(32,385)
Net change in unrealized appreciation/depreciation	398,014

Net realized and unrealized gain on investments	365,629

Net increase in net assets resulting from operations	$670,152

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2009 and the year ended June 30, 2009

UNAUDITED

	12/31/09	2009
Increase in net assets:
Operations:
Net investment income	$304,523	$564,154
Net realized loss on investments	(32,385)	(59,553)
Net change in unrealized appreciation/depreciation	398,014	(37,270)

Net increase in net assets resulting from operations	670,152	467,331
Distributions to shareholders from net investment income	(304,523)	(564,154)
Net fund share transactions (Note 4)	1,636,256	821,024

Total increase	2,001,885	724,201
Net assets:
Beginning of year	14,261,667	13,537,466

End of year	$16,263,552	$14,261,667

FINANCIAL HIGHLIGHTS

	Six months ended 12/31/2009	For the years ended June 30,
		2009	2008	2007	2006
Selected data for a share outstanding
Net asset value, beginning of year	$11.40	$11.43	$11.59	$11.52	$11.91

Income from investment operations:
Net investment income	0.24	0.46	0.46	0.47	0.47
Net gains/(losses) on securities, both realized and unrealized	0.29	(0.03)	(0.14)	0.07	(0.39)

Total from investment operations	0.53	0.43	0.32	0.54	0.08
Less distributions:
Distributions from net investment income	(0.24)	(0.46)	(0.46)	(0.47)	(0.47)
Distributions from capital gains	—	—	(0.02)	—	—

Net asset value, end of year	$11.69	$11.40	$11.43	$11.59	$11.52

Total return	4.64%	3.95%	2.84%	4.70%	0.65%
Net assets, end of year (in thousands)	$16,264	$14,262	$13,537	$11,810	$10,754
Ratio of net expenses to average net assets (a)	0.23%	0.45%	0.45%	0.43%	0.46%
Ratio of net investment income to average net assets	2.03%	4.14%	4.00%	4.00%	3.97%
Portfolio turnover	7.21%	14.06%	8.46%	5.43%	7.72%

(a)	Percentages are after expenses waived by Adviser and custodian/interest expense reductions.

Expenses waived by Adviser and custodian/interest expense reductions were:

.18% and .00% for the six months ended 12/31/09; .37% and .03% for 2009, .35% and .04% for 2008; .37% and .04% for 2007; and .38% and .05% for 2006, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

December 31, 2009

UNAUDITED

Bond Description	Coupon	Maturity Date	Rating	Par Value	Market Value
INSURED MUNICIPAL BONDS
64.74% of Net Assets
Ballard County KY School District Finance Corporation	5.000%	06/01/2020	Aa3	$1,240,000	$1,310,779
Bardstown KY Combined Utilities Revenue	5.000	12/01/2017	A2	1,290,000	1,333,654
Barren County KY School District Finance Corporation	4.750	08/01/2022	Aa3/AA@	3,085,000	3,222,159
Boone County KY Pollution Control Revenue—Dayton Power	4.700	01/01/2028	Aa3/A*	9,595,000	9,599,510
Boone County KY School District Finance Corporation	5.000	05/01/2023	Aa3/AA@	4,070,000	4,258,238
Boone County KY School District Finance Corporation	5.000	05/01/2024	Aa3/AA+@	4,265,000	4,450,144
Boone County KY Water—Florence	5.000	12/01/2015	A2	1,000,000	1,057,560
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2017	A2	1,805,000	1,891,171
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2018	A2	1,900,000	1,961,161
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2020	A2	2,100,000	2,159,724
Boyle County KY College Improvement—Centre College—A	4.750	06/01/2032	A3/A-*	5,330,000	5,372,853
Bullitt County KY School District Finance Corporation	4.750	07/01/2022	Aa3/AA@	2,440,000	2,550,434
Bullitt County KY School District Finance Corporation	4.500	10/01/2024	Aa3	2,720,000	2,784,056
Campbell & Kenton Counties Sanitary District No. 1	5.000	08/01/2025	Aa3/AA*	2,395,000	2,610,718
Campbell & Kenton Counties Sanitary Sewer	5.000	08/01/2026	Aa3/AA*	4,175,000	4,510,837
Campbell & Kenton Counties Sanitary Sewer	5.000	08/01/2027	Aa3/AA*	4,385,000	4,719,751
Campbell & Kenton Counties Sanitary Sewer	5.000	08/01/2017	Aa3/AAA*	1,000,000	1,054,900
Campbell County KY School District Finance Corporation	4.500	08/01/2023	Aa3	980,000	1,013,242
Carter County KY Detention Center	5.125	05/01/2029	Aa3	960,000	985,334
Eastern Kentucky University Consolidated Educational Building	5.000	05/01/2021	A2/A*	1,580,000	1,673,141
Fayette County KY School District Finance Corporation	5.250	04/01/2021	Aa3/AA*	2,285,000	2,389,996
Fayette County KY School District Finance Corporation	5.000	04/01/2024	Aa3/AAA*	6,985,000	7,431,411
Fayette County KY School District Finance Corporation	5.000	04/01/2025	Aa3/AAA*	7,340,000	7,780,253
Fayette County KY School District Finance Corporation	4.500	03/01/2022	Aa3/AAA*	4,100,000	4,234,111
Franklin County School Building Revenue	4.750	05/01/2027	Aa3	3,570,000	3,699,448
Greater KY Housing Assistance Corporation—Chenowith Woods	6.100	01/01/2024	Baa1/AA-	480,000	480,000
Greater KY Housing Assistance Corporation—Northside Apts	6.200	02/01/2025	AAA*	3,340,000	3,340,000
Greater KY Housing Assistance Corporation Mortgage Revenue	5.450	05/20/2027	Aaa	1,155,000	1,182,905
Hardin County School District Finance Corporation	4.750	06/01/2027	Aa3	1,250,000	1,305,525
Jefferson County KY Health Facilities—Jewish Hospital	5.650	01/01/2017	A3/A*	3,450,000	3,450,000
Jefferson County KY Health Facilities—Jewish Hospital	5.700	01/01/2021	A3/A*	4,520,000	4,520,000
Jefferson County KY Health Facilities University Medical Center	5.500	07/01/2017	Baa1/A*	8,675,000	8,675,347
Jefferson County KY School District Finance Corporation	4.750	12/01/2026	Aa3/AAA*	3,770,000	3,934,598
Jefferson County KY School District Finance Corporation	4.500	07/01/2023	Aa3/AAA*	2,500,000	2,583,925
Jefferson County KY School District Finance Corporation	4.625	07/01/2025	Aa3/AAA*	7,545,000	7,808,170
Jefferson County KY School District Finance Corporation	5.000	07/01/2026	Aa3/AAA*	5,025,000	5,333,736
Jefferson County KY Health Facilities—Alliant Health	5.125	10/01/2017	Baa1/A*	2,940,000	2,940,706
Jefferson County School District Finance Corporation	4.750	06/01/2027	Aaa/AA-*	3,000,000	3,104,100
Kenton County KY School District Finance Corporation	5.000	06/01/2021	Aa3	4,055,000	4,288,163
Kenton County KY School District Finance Corporation	5.000	06/01/2023	Aa3	4,465,000	4,714,281
Kenton County KY School District Finance Corporation	5.000	06/01/2024	Aa3	4,665,000	4,919,569
KY Asset Liability Commission General Fund	5.000	05/01/2020	Aa3/A+*	2,000,000	2,125,680
KY Asset Liability Commission Project Notes	5.000	05/01/2023	Aa3/A+*	5,600,000	5,904,752
KY Asset Liability Commission General Fund	5.000	05/01/2024	Aa3/A+*	5,880,000	6,188,406
KY Asset Liability Commission	5.000	05/01/2025	Aa3/A+*	1,000,000	1,049,500
KY Asset Liability Project Notes	5.000	09/01/2015	Aa3/AA-*	6,000,000	6,719,460
KY Asset Liability Commission Federal Highway	5.250	09/01/2019	Aa3/AA-*	1,765,000	2,003,963
Ky Asset Liability Commission University of KY	5.000	10/01/2024	Aa3/AA-*	5,445,000	5,841,941
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2026	Aa3/AA-*	6,090,000	6,446,204
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2023	Aa3/AA-*	8,075,000	8,536,567
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2024	Aa3/AA-*	7,405,000	7,824,419
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2025	Aa3/AA-*	3,700,000	3,903,685
KY Economic Development Finance Authority—Ashland Hospital	5.000	02/01/2018	Aa3/AAA*	1,500,000	1,500,615
KY Development Finance Authority—Methodist Hospital	5.625	02/01/2017	NR	6,500,000	6,500,000
KY Economic Development Finance Authority—Christian Care	5.375	11/20/2035	AAA*	1,805,000	1,892,579
KY Economic Development Authority—Louisville Arena	6.000	12/01/2033	Aa3/AAA-	1,000,000	1,070,090
KY Housing Corporation	4.750	07/01/2017	Aaa/AAA*	1,335,000	1,344,972
KY Housing Corporation	4.400	01/01/2017	Aaa/AAA*	1,000,000	1,031,400
KY Housing Corporation	5.200	01/01/2031	Aaa/AAA*	1,000,000	1,003,270
KY Housing Corporation	4.650	07/01/2023	Aaa/AAA*	3,595,000	3,614,341
KY State Property & Building #93	5.000	02/01/2029	Aa2/AAA*	500,000	527,995
KY State Property & Building #93	5.250	02/01/2029	Aa3/AAA*	7,285,000	7,828,898
KY State Property & Building #73	5.000	11/01/2021	Aa3/AAA*	1,000,000	1,055,290
KY State Property & Building #87	5.000	03/01/2019	Aa3/AA-*	3,000,000	3,274,950
KY State Property & Building #76	5.500	08/01/2021	Aa3/A+*	1,400,000	1,626,996
KY State Property & Building #83	5.000	10/01/2013	Aa3/A+*	610,000	681,870
KY State Property & Building #83	5.000	10/01/2017	Aa3/A+*	5,000,000	5,591,300
KY State Property & Building #83	5.000	10/01/2018	Aa3/A+*	17,750,000	19,797,463
KY State Property & Building #83	5.250	10/01/2020	Aa3/A+*	24,220,000	27,546,375
Ky State Property & Building #93	5.250	02/01/2025	Aa2/AAA*	4,000,000	4,390,280
KY State Property & Building #73	5.500	11/01/2017	Aa3/AAA*	1,000,000	1,092,720
KY State Property & Building #73	5.000	11/01/2019	Aa3/AAA*	1,360,000	1,442,035
KY State Property & Building #73	5.000	11/01/2020	Aa3/AAA*	3,255,000	3,444,050
KY State Property & Building #84	5.000	08/01/2019	Aa3/A+*	10,000,000	11,100,200
KY State Property & Building #84	5.000	08/01/2022	Aa3/A+*	17,500,000	19,454,575
KY State Property & Building #87	5.000	03/01/2022	Aa3/AA-*	1,665,000	1,777,388

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

December 31, 2009

UNAUDITED

Bond Description	Coupon	Maturity Date	Rating	Par Value	Market Value
KY State Property & Building #87	5.000%	03/01/2023	Aa3/AA-*	$5,175,000	$5,497,713
KY State Property & Building #87	5.000	03/01/2025	Aa3/AA-*	4,000,000	4,213,720
KY State Property & Building #88	5.000	11/01/2024	Aa3/AA-*	1,355,000	1,438,725
KY State Property & Building #88	4.750	11/01/2027	Aa3/A+*	5,800,000	5,979,452
KY State Property & Building #89	5.000	11/01/2025	Aa3/AAA*	5,000,000	5,380,250
KY State Property & Building #89	5.000	11/01/2026	Aa3/AAA*	5,390,000	5,766,761
KY State Property & Building #89	5.000	11/01/2027	Aa3/AAA*	4,900,000	5,190,227
KY State Property & Building #80	5.250	05/01/2018	Aa3/A+*	2,940,000	3,333,960
KY State Property & Building #80	5.250	05/01/2020	Aa3/A+*	1,000,000	1,132,960
KY State Property & Building #81	5.000	11/01/2017	A1/A+*/A	2,060,000	2,226,675
KY State Property & Building #81	5.000	11/01/2018	A1/A+*/A	1,720,000	1,831,422
KY State Property & Building #81	5.000	11/01/2019	A1/A+*/A	2,385,000	2,519,180
KY State Property & Building #81	5.000	11/01/2020	A1/A+*/A	3,560,000	3,723,796
KY State Property & Building #81	5.000	11/01/2022	A1/A+*/A	3,930,000	4,080,912
KY State Turnpike Economic Development	5.150	07/01/2019	Aa3/AAA*	1,000,000	1,050,120
KY State Turnpike Economic Development	5.000	07/01/2022	Aa3/AA+*	1,625,000	1,728,415
KY State Turnpike Economic Development	5.000	07/01/2023	Aa3/AA+*	4,325,000	4,573,817
KY State Turnpike Economic Development	5.000	07/01/2024	Aa3/AA+*	3,770,000	3,956,351
KY State Turnpike Economic Development	5.000	07/01/2025	Aa3/AA+*	2,000,000	2,104,920
KY State Turnpike Economic Development	5.000	07/01/2026	Aa3/AA+@	4,720,000	4,971,246
Laurel County KY School District Finance Corporation	4.625	08/01/2026	Aa3	3,150,000	3,259,148
Laurel County KY School District Finance Corporation	4.750	06/01/2026	Aa3	1,000,000	1,046,380
Letcher County KY School District Finance Corporation	5.000	06/01/2022	Aa3	1,755,000	1,858,124
Letcher County KY School District Finance Corporation	5.000	06/01/2024	Aa3	1,930,000	2,035,320
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	A2/AA-*	3,270,000	3,461,622
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2026	A2/AA-*	3,230,000	3,396,959
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2030	A2/AA-*	3,790,000	3,810,201
Louisville & Jefferson County Metropolitian Sewer	5.000	05/15/2032	A2/AA-*	4,000,000	4,076,440
Louisville & Jefferson County KY Metropolitan Sewer	5.500	05/15/2034	Baa1/AA-	3,645,000	3,805,271
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2024	A2/AA-*	7,000,000	7,492,800
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2022	Aa3/AAA*	2,855,000	3,049,968
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2023	Aa3/AAA*	2,990,000	3,186,652
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2024	Aa3/AAA*	3,135,000	3,323,946
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	Aa3/AAA*	3,285,000	3,474,774
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2026	Aa3/AAA*	14,000,000	14,746,200
Louisville & Jefferson County KY Metropolitan Sewer	4.750	05/15/2028	A2/AA-*	10,425,000	10,443,140
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	Aa3/AAA*	5,185,000	5,592,645
Louisville & Jefferson County KY Regional Airport Authority	5.500	07/01/2017	Aa3/AAA*	2,655,000	2,840,770
Louisville & Jefferson County KY Visitors & Convention Center	4.500	12/01/2023	Aa3/AAA*	2,340,000	2,409,381
Louisville & Jefferson County KY Visitors & Convention Center	4.500	12/01/2024	Aa3/AAA*	2,250,000	2,310,480
Louisville & Jefferson County KY Visitors & Convention Center	4.600	12/01/2025	Aa3/AAA*	1,490,000	1,534,655
Louisville & Jefferson County KY Student Housing	5.000	06/01/2025	NR	2,030,000	2,135,986
Louisville KY General Obligation—Series A	5.000	10/01/2020	Aa2/AA+*	7,165,000	7,677,369
Louisville KY Health Care Facilities	6.650	12/20/2030	Aaa	4,642,000	4,936,721
Madison County KY School District Finance Corporation	4.500	04/01/2016	Aa3	695,000	718,185
Marshall County KY School District Finance Corporation	5.000	06/01/2022	Aa3	1,400,000	1,481,088
McCracken County KY School District Finance Corporation	4.650	07/01/2019	Aa3	1,655,000	1,696,980
McCracken County KY School District Finance Corporation	4.700	07/01/2020	Aa3	1,725,000	1,771,213
McCracken County KY School District Finance Corporation	5.000	07/01/2022	Aa3	4,000,000	4,123,080
Nelson County KY School District Finance Corporation	4.500	04/01/2021	Aa3	1,130,000	1,170,352
Nelson County KY School District Finance Corporation	4.500	04/01/2023	Aa3	2,505,000	2,582,755
Northern KY University Certificate of Participation	4.900	12/01/2021	A3	2,725,000	2,791,027
Northern KY University Certificate of Participation	5.000	12/01/2024	A3	2,000,000	2,046,160
Northern KY Water District	4.750	02/01/2019	A2	1,000,000	1,020,430
Northern KY Water District	5.000	02/01/2020	A2	3,080,000	3,195,839
Northern KY Water District	5.000	02/01/2021	A2	2,635,000	2,728,147
Northern KY Water District	4.125	02/01/2021	A2	1,380,000	1,372,065
Northern KY Water District	4.500	02/01/2022	A2	1,385,000	1,404,418
Northern KY Water District	6.000	02/01/2028	Aa3	1,010,000	1,142,169
Northern KY Water District	6.000	02/01/2031	Aa3	1,000,000	1,121,660
Northern KY Water District	6.500	02/01/2033	Aa3	1,585,000	1,806,139
Pike County KY Mortgage Revenue—Phelps Regional Health	5.350	09/20/2012	AAA*	75,000	75,026
Shelby County KY School District Finance Corporation	5.000	05/01/2022	Aa3	1,815,000	1,918,255
Spencer County KY School District Finance Corporation	5.000	07/01/2023	Aa3	1,000,000	1,060,670
Taylor County Detention Facility	4.750	09/01/2027	Baa1	2,110,000	2,005,661

					541,606,732

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

December 31, 2009

UNAUDITED

Bond Description	Coupon	Maturity Date	Rating	Par Value	Market Value
LEASE REVENUE BONDS
11.89% of Net Assets
Boone County KY School District Finance Corporation	5.000%	08/01/2019	Aa3	$1,040,000	$1,081,486
Boone County KY School District Finance Corporation	5.000	02/01/2022	Aa3	3,000,000	3,128,550
Bullitt County KY School District Finance Corporation	5.000	07/01/2021	Aa3	1,000,000	1,037,330
Danville KY Multi-City Lease Campbellsville Water & Sewer	3.500	07/01/2012	Baa1	1,210,000	1,224,750
Davies County KY School District Finance Corporation	5.000	06/01/2021	Aa3	1,155,000	1,220,927
Green County KY School District Finance Corporation	5.000	04/01/2021	Aa3	1,085,000	1,116,411
Greenup County KY School District Finance Corporation	4.650	03/01/2021	Aa3	1,650,000	1,711,034
Hopkins County KY School District Finance Corporation	5.125	06/01/2019	Aa3	4,120,000	4,319,326
Kenton County School District Finance Corporation	5.000	02/01/2029	Aa3	3,270,000	3,448,052
KY Area Development Districts Financing Lease—Ewing^	5.600	06/01/2022	AA*	1,055,000	1,088,918
KY Area Development Districts Financing Lease—Ewing^	5.350	12/01/2022	AA*	2,560,000	2,629,043
KY Area Development Districts Financing Lease—Ewing	5.400	12/01/2021	AA*	710,000	729,383
KY Area Development Districts Financing Lease—Ewing	5.400	12/01/2021	AA*	1,095,000	1,124,061
KY Area Development Districts Financing Lease—Ewing	4.700	06/01/2024	AA*	2,625,000	2,691,465
KY Interlocal Transportation Equipment Lease Revenue	6.000	12/01/2020	Aa3/A+*	400,000	400,184
KY Infrastructure Authority—Series A	5.000	06/01/2019	Aa3/A+*	1,000,000	1,016,640
KY State Property & Building #68	5.250	10/01/2018	Aa3/A+*	1,500,000	1,561,920
KY State Property & Building #68	5.000	10/01/2019	Aa3/A+*	5,500,000	5,713,620
KY State Property & Building #73	5.500	11/01/2013	Aa3/A+*	1,500,000	1,615,725
KY State Property & Building #90	5.375	11/01/2023	Aa3/A+*	1,000,000	1,108,480
KY State Property & Building #90	5.500	11/01/2028	Aa3/A+*	19,830,000	21,760,847
KY State Property and Building	5.000	11/01/2029	Aa3/A+*	5,000,000	5,269,750
KY State Turnpike Economic Development	5.000	07/01/2025	Aa3/AA+*	2,925,000	3,142,737
KY State Turnpike Economic Development	5.000	07/01/2027	Aa3/AA+*	9,530,000	10,091,222
KY State Turnpike Economic Development	5.000	07/01/2028	Aa3/AA+*	1,460,000	1,547,045
KY Turnpike Authority Economic Development	5.000	07/01/2029	Aa3/AA+*	8,140,000	8,613,097
Montgomery County KY School District Finance Corporation	4.375	04/01/2023	Aa3	3,105,000	3,145,644
Oldham County KY School District Finance Corporation	5.000	12/01/2021	Aa3	2,090,000	2,189,777
Pendleton County KY Multi-County Lease Revenue^^	6.400	03/01/2019	A*	3,000,000	3,575,730
Scott County KY School District	5.000	03/01/2021	Aa3	1,240,000	1,330,061
Whitley County KY School Finance	4.800	02/01/2021	Aa3	800,000	832,400

					99,465,615
PREREFUNDED BONDS
7.26% of Net Assets
KY Economic Development Finance Authority—Catholic Health	5.500	09/01/2014	Aa2/AA@	1,375,000	1,485,344
KY Development Finance Authority—Catholic Health	5.750	12/01/2015	Aa2	2,000,000	2,065,320
KY Development Finance Authority—Catholic Health	5.250	09/01/2021	Aa2/AA@	2,000,000	2,152,240
KY State Property & Building #85	5.000	08/01/2020	Aa3/AAA*	5,760,000	6,718,176
KY State Property & Building #85	5.000	08/01/2022	Aa3/AAA*	8,200,000	9,564,070
KY State Property & Building #85	5.000	08/01/2023	Aa3/AAA*	7,500,000	8,747,625
KY State Property & Building #85	5.000	08/01/2024	Aa3/AAA*	13,300,000	15,512,455
KY State Property & Building #85	5.000	08/01/2025	Aa3/AAA*	2,500,000	2,915,875
KY State Property & Building #77	5.250	08/01/2015	AAA*/AA-	1,140,000	1,307,067
Knox County General Obligation	5.625	06/01/2036	NR	2,490,000	2,986,631
Martin County KY School District Finance Corporation	5.375	09/01/2020	Aa3	1,100,000	1,148,191
Pike County School District Finance Corporation	5.000	09/01/2016	Aa3	1,850,000	1,922,095
Pike County KY School District Finance Corporation	5.100	09/01/2020	Aa3	1,000,000	1,042,050
University of Kentucky Housing and Dining	4.400	06/01/2017	Aa3/AA@	2,815,000	3,133,658

					60,700,797
ESCROWED TO MATURITY BONDS
4.71% of Net Assets
Danville KY Multi-City Lease Revenue—Hopkinsville	6.875	06/01/2012	Baa1	945,000	1,020,156
Jefferson County KY Health Facilities—Alliant Health	5.125	10/01/2018	A*	33,000,000	33,330,000
Jefferson County KY Health Facilities—Alliant Health	5.125	10/01/2017	A*	4,980,000	4,971,683
KY Development Finance Authority—Norton Health	6.125	10/01/2010	NR	110,000	114,506

					39,436,345
STATE AND LOCAL MORTGAGE REVENUE BONDS
2.94% of Net Assets
KY Housing Corporation	4.850	01/01/2024	Aaa/AAA*	7,380,000	7,479,409
KY Housing Corporation	4.950	01/01/2033	Aaa/AAA*	5,065,000	5,069,812
KY Housing Corporation	4.750	07/01/2032	Aaa/AAA*	1,265,000	1,237,613
KY Housing Corporation—Series E	4.875	07/01/2023	Aaa/AAA*	1,535,000	1,586,852
KY Housing Corporation—Series E	5.375	07/01/2033	Aaa/AAA*	2,175,000	2,238,336
KY Housing Corporation	4.900	07/01/2028	Aaa/AAA*	2,000,000	2,028,820
KY Housing Corporation	5.000	07/01/2033	Aaa/AAA*	1,900,000	1,908,246
Kentucky Housing Corporation	4.850	07/01/2029	Aaa/AA*	3,000,000	3,030,510

					24,579,598

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

December 31, 2009

UNAUDITED

Bond Description	Coupon	Maturity Date	Rating	Par Value	Market Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.26% of Net Assets
Jefferson County KY Health Facilities—Jewish Hospital	5.700%	01/01/2011	A3/A*	$535,000	$535,000
KY Development Finance Authority—Baptist Healthcare System	5.375	08/15/2024	Aa3/AA-@	1,205,000	1,309,100
KY Development Finance Authority—Green River	6.000	11/01/2010	Aa3	365,000	365,000
KY Development Finance Authority—Baptist Healthcare	5.625	08/15/2027	Aa3/AA-@	3,000,000	3,236,580
KY Development Finance Authority—St. Elizabeth	5.125	05/01/2029	AA-*/AA-	2,750,000	2,787,483
Kentucky Development Finance Authority—St. Elizabeth	5.375	05/01/2034	AA-*/AA-	2,000,000	2,023,980
KY Economic Development Finance Authority—Catholic Health	5.000	05/01/2029	Aa2/AA*	2,500,000	2,514,325
KY Economic Development Finance Authority—Catholic Health	5.000	05/01/2029	Aa2/AA*	2,410,000	2,427,714
KY Development Finance Authority—Norton Health	6.125	10/01/2010	A-@	230,000	235,534
KY Development Finance Authority—Catholic Health	5.125	10/01/2021	A1/AA-*	1,000,000	1,022,630
Pike County KY Mortgage Revenue—Phelps Regional Health	5.650	09/20/2027	AAA*	2,435,000	2,435,414

					18,892,760
MUNICIPAL UTILITY REVENUE BONDS
2.08% of Net Assets
KY Rural Water Financial Corporation Public Project Revenue	5.375	02/01/2020	AA-*	1,140,000	1,182,955
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	A2/AA-*	2,500,000	2,727,700
Louisville & Jefferson County Waterworks	5.000	11/15/2027	Aa1/AAA*	2,000,000	2,148,880
Louisville & Jefferson County KY Waterworks & Water System	5.000	11/15/2031	Aa1/AAA*	10,695,000	11,318,412

					17,377,947
PUBLIC FACILITIES REVENUE BONDS
.87% of Net Assets
Bardstown KY Combined Utilities Revenue	5.000	12/01/2018	NR	1,510,000	1,553,699
Boone County KY Public Property Corporation—AOC Judicial	5.000	09/01/2019	Aa3	1,000,000	1,065,660
Boone County KY Public Property Corporation—Judicial Facility	5.125	09/01/2022	Aa3	1,750,000	1,857,450
Louisville & Jefferson County Metropolitan Parking	5.750	12/01/2034	Aa3/AA*	2,500,000	2,807,225

					7,284,034
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
.68% of Net Assets
Berea KY Educational Facilities Revenue	4.125	06/01/2022	Aaa	2,190,000	2,249,283
Louisville & Jefferson County—Papa Johns Stadium	4.750	03/01/2028	Aa3/AA-*	3,250,000	3,418,220

					5,667,503
GENERAL OBLIGATION BONDS
.51% of Net Assets
Bowling Green KY General Obligation	5.300	06/01/2018	Aa3	1,000,000	1,028,720
Bowling Green KY General Obligation	4.600	06/01/2018	Aa3	1,290,000	1,337,730
Louisville KY General Obligation	5.000	11/01/2019	Aa2/AA+*	1,775,000	1,877,595

					4,244,045

Total Investments (cost $791,992,658)(See (a) below for further explanation) 97.94% of Net Assets					$819,255,376

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated
(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$29,387,493
Unrealized depreciation	(2,124,775)

Net unrealized appreciation	$27,262,718

Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	819,255,376
Level 3	Significant Unobservable Inputs	—

$819,255,376

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2009

UNAUDITED

ASSETS:
Investments in securities, at value (Cost: $791,992,658)	$819,255,376
Cash	10,422,799
Broker receivable	2,226
Interest receivable	10,925,181

Total assets	840,605,582
LIABILITIES:
Payable for:
Distributions to shareholders	3,538,739
Fund shares redeemed	87,106
Investment advisory fee	278,358
Transfer agent fee	8,245
Trustee fee	20,593
Accrued expenses	124,580

Total liabilities	4,057,621

NET ASSETS:
Capital	809,287,369
Net accumulated realized loss on investment transactions	(2,126)
Net unrealized appreciation in value of investments	27,262,718

Net assets at value	$836,547,961

NET ASSET VALUE, offering price and redemption price per share ($836,547,961 -:- 109,516,092 shares outstanding; unlimited number of shares authorized; no par value)	$7.64

STATEMENT OF OPERATIONS

For the six months ended December 31, 2009

Net investment income:
Interest income	$18,151,960

Expenses:
Investment advisory fee	1,625,722
Transfer agent fee	495,601
Custodian expense	71,677
Professional fees	102,878
Trustee fees	44,414
Other expenses	73,268

Total expenses	2,413,560
Custodian expense reduction	(5,057)

Net expenses	2,408,503

Net investment income	15,743,457

Realized and unrealized loss on investments:
Net realized gain	280,909
Net change in unrealized appreciation/depreciation	17,453,258

Net realized and unrealized gain on investments	17,734,167

Net increase in net assets resulting from operations	$33,477,624

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2009 and the year ended June 30, 2009

UNAUDITED

	12/31/09	2009
Increase in net assets:
Operations:
Net investment income	$15,743,457	$30,399,605
Net realized gain on investments	280,909	1,866,394
Net change in unrealized appreciation/depreciation	17,453,258	9,851,647

Net increase in net assets resulting from operations	33,477,624	42,117,646
Distributions to shareholders from net investment income	(1,628,317)	(1,239,797)
Distributions to shareholders from capital gains	(15,743,457)	(30,399,605)
Net fund share transactions (Note 4)	31,519,071	43,831,411

Total increase	47,624,921	54,309,655
Net assets:
Beginning of year	788,923,040	734,613,385

End of year	$836,547,961	$788,923,040

FINANCIAL HIGHLIGHTS

	Six months ended 12/31/2009	For the years ended June 30,
		2009	2008	2007	2006
Selected data for a share outstanding:
Net asset value, beginning of year	$7.49	$7.39	$7.43	$7.40	$7.67

Income from investment operations:
Net investment income	0.18	0.29	0.29	0.30	0.30
Net gains/(losses) on securities, both realized and unrealized	0.15	0.11	(0.04)	0.04	(0.27)

Total from investment operations	0.33	0.40	0.25	0.34	0.03
Less distributions:
Distributions from net investment income	(0.18)	(0.29)	(0.29)	(0.30)	(0.30)
Distributions from capital gains	(0.02)	(0.01)	— (b)	(0.01)	—

Net asset value, end of year	$7.64	$7.49	$7.39	$7.43	$7.40

Total return	4.19%	5.65%	3.47%	4.51%	0.41%
Net assets, end of year (in thousands)	$836,548	$788,923	$734,613	$702,473	$686,929
Ratio of net expenses to average net assets (a)	0.30%	0.58%	0.58%	0.58%	0.58%
Ratio of net investment income to average net assets	1.94%	3.99%	3.94%	3.94%	4.00%
Portfolio turnover	3.26%	6.09%	5.69%	6.76%	17.60%

(a)	Percentages are after custodian/interest expense reductions.

Percentages before custodian/interest expense reductions were:

.30% for the six months ended December 31, 2009; .58% for 2009; .58% for 2008; .58% for 2007; and .59% for 2006, respectively.

(b)	Rounds to less than $0.01.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

December 31, 2009

UNAUDITED

Bond Description	Coupon	Maturity Date	Rating	Par Value	Market Value
INSURED MUNICIPAL BONDS
61.97% of Net Assets
Boone-Florence Water Supply System Revenue	4.300%	12/01/2011	A2	$505,000	$533,381
Hardin County KY Hospital Revenue Refunding	3.500	10/01/2010	A2	1,050,000	1,061,318
KY Asset Liability Commission	5.000	05/01/2016	Aa3/A+*/AA-@	1,000,000	1,099,400
KY Asset Liability Project Notes	5.000	09/01/2013	Aa3/AA-*/AA-@	865,000	967,009
KY Asset Liability Project Notes	5.000	09/01/2016	Aa3/AA-*/AA-@	2,000,000	2,201,100
KY Asset Liability Project Notes	5.000	09/01/2015	Aa3/AA-*/AA-@	275,000	311,105
Kentucky Asset Liability Project Notes	5.000	09/01/2017	Aa3/AA-*/AA-@	1,000,000	1,121,470
KY Asset Liability University of Kentucky Project Notes	5.000	10/01/2016	Aa3/AA-*	1,250,000	1,384,550
KY Rural Water Finance Corporation	4.000	02/01/2014	Baa1/AA-*	300,000	322,731
KY State Property & Building #87	5.000	03/01/2020	Aa3/AA-*/AA-@	3,000,000	3,243,390
KY State Property & Building #88	5.000	11/01/2012	Aa3/AAA*/AA@	1,000,000	1,102,580
KY State Property & Building #82	5.250	10/01/2013	Aa3/AAA*/AA@	1,400,000	1,585,780
KY State Property & Building #82	5.250	10/01/2015	Aa3/AAA*/AA@	2,200,000	2,536,072
KY State Property & Building #82	5.250	10/01/2017	Aa3/AAA*/AA@	1,000,000	1,142,620
KY State Property & Building #84	5.000	08/01/2019	Aa3/AA-*/AA-@	1,000,000	1,110,020
KY State Property & Building #74	5.375	02/01/2011	Aa3/AAA*/AA@	1,005,000	1,053,471
Ky State Property & Building #85	5.000	08/01/2016	Aa3/AAA*/AA@	585,000	647,888
KY State Property & Building #88	5.000	11/01/2014	Aa3/A+*/AA-@	1,000,000	1,128,670
KY Property & Building Project #88	5.000	11/01/2015	Aa3/A+*/AA-@	825,000	932,927
KY State Property & Building #83	5.000	10/01/2019	Aa3/A+*/AA-@	1,750,000	1,951,373
KY State Property & Building #89	5.000	11/01/2014	Aa3/AAA*/AA@	2,000,000	2,262,240
KY State Turnpike Authority Economic Development Road Revenue	5.250	07/01/2014	Aa3/AAA*/AA+@	500,000	575,645
KY State Turnpike Authority Economic Development	5.000	07/01/2017	Aa3/AA+*/AA-@	2,570,000	2,858,662
Louisville & Jefferson Metropolitan Sewer	5.000	05/15/2016	Aa3/AAA*/AA	500,000	560,055
Northern KY Water Services District Water District Revenue	4.750	02/01/2011	Aa3	1,025,000	1,027,378
Oldham County School Building Corporation	4.375	06/01/2018	Aa3	2,570,000	2,757,353
Paducah Electric Plant	3.000	10/01/2014	Aa3/AA-@	750,000	781,725
Warren County KY School District Finance Corporation	4.000	02/01/2015	Aa3	785,000	857,730
Warren County KY School District Finance Corporation	4.000	02/01/2016	Aa3	1,330,000	1,438,009
Western KY University	3.000	09/01/2014	Aa2/AAA*	1,000,000	1,036,630

					39,592,282
LEASE REVENUE BONDS
15.04% of Net Assets
KY Area Development District Financing City of Ewing	5.100	06/01/2010	AA*	290,000	295,284
KY Infrastructure Authority—Series A	5.000	06/01/2010	Aa3/A+*/AA-@	2,000,000	2,032,220
KY Infrastructure Authority—Series A	5.250	06/01/2014	Aa3/A+*/AA-@	1,240,000	1,290,319
KY Infrastructure Authority	5.250	08/01/2013	AA*	1,185,000	1,340,780
KY State Property & Building #94	5.000	05/01/2014	Aa3/A+*/AA-@	1,000,000	1,124,340
KY State Property & Building	5.000	11/01/2014	Aa3/A+*/AA-@	750,000	846,503
KY State Property & Building #73	5.250	11/01/2011	Aa3/A+*/AA-@	750,000	804,330
KY Turnpike Authority Economic Development Road Revenue	5.000	07/01/2014	Aa3/AA+*/AA-@	750,000	851,558
Madison County KY School District Finance Corporation Revenue	3.500	05/01/2013	Aa3	470,000	501,866
Pulaski County KY Public Property	3.750	12/01/2014	Aa3	480,000	518,904

					9,606,104
PREREFUNDED BONDS
8.24% of Net Assets
KY Economic Development Finance Authority—Catholic Health	5.500	12/01/2010	Aa2	2,100,000	2,164,680
KY Economic Development Finance Authority—Catholic Health	5.750	12/01/2015	Aa2	2,000,000	2,065,320
KY Development Finance Authority—Norton Health	5.850	10/01/2015	A*	885,000	1,037,468

					5,267,468
MUNICIPAL UTILITY REVENUE BONDS
5.14% of Net Assets
Louisville & Jefferson Co Metro Sewer	5.000	05/15/2015	A2/AA-*	1,000,000	1,127,060
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2015	A2/AA-	1,000,000	1,123,840
Louisville KY Waterworks Board Water System Revenue	4.500	11/15/2010	Aa1/AAA*	1,000,000	1,032,170

					3,283,070
STATE AND LOCAL MORTGAGE REVENUE BONDS
3.62% of Net Assets
KY Housing Corporation—Series E	4.875	07/01/2023	Aaa/AAA*	1,500,000	1,550,670
KY Housing Corporation	4.850	01/01/2024	Aaa/AAA*	750,000	760,103

					2,310,773
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.78% of Net Assets
KY Economic Development Finance Authority—Catholic Health	4.500	10/01/2011	A1/AA-*/AA-@	1,000,000	1,055,350
Kentucky Development Finance Authority—St. Elizabeth	5.000	05/01/2015	AA-*/AA-@	400,000	431,160
KY Economic Development Finance Authority—Catholic Health	4.000	05/01/2015	Aa2/AA*/AA@	250,000	256,290
KY Economic Development Finance Authority—Norton Health	6.125	10/01/2010	Baa1/A-@	35,000	35,842

					1,778,642

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

December 31, 2009

UNAUDITED

Bond Description	Coupon	Maturity Date	Rating	Par Value	Market Value
CERTIFICATES OF PARTICIPATION BONDS
1.24% of Net Assets
KY Interlocal School Transportation Assistance Equipment	3.750%	03/01/2015	Aa3	$770,000	$791,190
					791,190
GENERAL OBLIGATION BONDS
1.02% of Net Assets
Jefferson County KY General Obligation	5.500	08/15/2010	Aa2/AA+*	635,000	654,653

					654,653
ESCROWED TO MATURITY BONDS
.03% of Net Assets
KY Economic Development Finance Authority—Norton Health	6.125	10/01/2010	NR	20,000	20,819

					20,819

Total Investments (cost $60,972,572)(See (a) below for further explanation) 99.08% of Net Assets					$63,305,001

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated
(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,478,138
Unrealized depreciation	(145,709)

Net unrealized appreciation	$2,332,429

Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	63,305,001
Level 3	Significant Unobservable Inputs	—

$63,305,001

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2009

UNAUDITED

ASSETS:
Investments in securities, at value (Cost: $60,972,572)	$63,305,001
Cash	53,437
Interest receivable	727,342
Prepaid expenses	186

Total assets	64,085,966
LIABILITIES:
Payable for:
Distributions to shareholders	48,298
Fund shares redeemed	665
Investment advisory fee	27,361
Trustee fee	5,345
Notes payable	101,002
Accrued expenses	11,569

Total liabilities	194,240

NET ASSETS:
Capital	62,840,815
Net accumulated realized loss on investment transactions	(1,281,518)
Net unrealized appreciation in value of investments	2,332,429

Net assets at value	$63,891,726

NET ASSET VALUE, offering price and redemption price per share ($63,891,726 -:- 12,010,184 shares outstanding; unlimited number of shares authorized; no par value)	$5.32

STATEMENT OF OPERATIONS

For the six months ended December 31, 2009

Net investment income:
Interest income	$1,145,887

Expenses:
Investment advisory fee	158,546
Transfer agent fee	41,076
Custodian expense	5,535
Professional fees	10,613
Trustee fees	3,428
Other expenses	11,415

Total expenses	230,613
Custodian expense reduction	(393)

Net expenses	230,220

Net investment income	915,667

Realized and unrealized gain on investments:
Net realized gain	99,367
Net change in unrealized appreciation/depreciation	743,569

Net realized and unrealized gain on investments	842,936

Net increase in net assets resulting from operations	$1,758,603

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2009 and the year ended June 30, 2009

UNAUDITED

	12/31/09	2009
Decrease in net assets:
Operations:
Net investment income	$915,667	$1,797,615
Net realized gain/(loss) on investments	99,367	(45,876)
Net change in unrealized appreciation/depreciation	743,569	1,008,397

Net increase in net assets resulting from operations	1,758,603	2,760,136
Distributions to shareholders from net investment income	(915,667)	(1,797,615)
Net fund share transactions (Note 4)	2,478,764	5,652,736

Total increase	3,321,700	6,615,257
Net assets:
Beginning of year	60,570,026	53,954,769

End of year	$63,891,726	$60,570,026

FINANCIAL HIGHLIGHTS

	Six months ended 12/31/2009	For the years ended
		2009	2008	2007	2006
Selected data for a share outstanding:
Net asset value, beginning of year	$5.25	$5.16	$5.13	$5.14	$5.28

Income from investment operations:
Net investment income	0.08	0.17	0.17	0.17	0.15
Net gains/(losses) on securities, both realized and unrealized	0.07	0.09	0.03	(0.01)	(0.14)

Total from investment operations	0.15	0.26	0.20	0.16	0.01
Less distributions:
Distributions from net investment income	(0.08)	(0.17)	(0.17)	(0.17)	(0.15)

Net asset value, end of year	$5.32	$5.25	$5.16	$5.13	$5.14

Total return	2.82%	5.02%	3.94%	3.10%	0.22%
Net assets, end of year (in thousands)	$63,919	$60,570	$53,955	$61,302	$84,048
Ratio of net expenses to average net assets (a)	0.37%	0.72%	0.72%	0.72%	0.71%
Ratio of net investment income to average net assets	1.46%	3.16%	3.28%	3.25%	2.92%
Portfolio turnover	10.43%	15.64%	14.17%	4.87%	17.86%

(a)	Percentages are after custodian/interest expense reductions.

Percentages before custodian/interest expense reductions were:

.37% for the six months ended December 31, 2009; .72% for 2009; .73% for 2008; .72% for 2007; and .72% for 2006, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds — 100%

December 31, 2009

UNAUDITED

Bond Description	Coupon	Maturity Date	Rating	Par Value	Market Value
INSURED MUNICIPAL BONDS
81.67% of Net Assets
De Soto County MS School District	4.500%	04/01/2016	Aa3	$30,000	$31,630
Hinds County MS Revenue Refunding—MS Methodist Hospital	5.600	05/01/2012	NR	15,000	15,302
Jackson MS Municipal Airport Authority	5.000	10/01/2031	A3/A-@	170,000	172,188
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	NR	120,000	131,914
MS Business Finance Corporation MS Pollution Control Revenue	4.600	04/01/2022	Baa1/A-*/BBB+	100,000	100,002
MS Development Bank Special Obligation Capital Project^^	5.000	07/01/2031	NR	75,000	66,089
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	A1/AA-*	125,000	131,561
MS Development Bank Special Obligation Multi-Purpose	5.000	07/01/2021	Aa3/AAA*	50,000	51,493
MS Development Bank Special Obligation Jackson Water/Sewer	5.000	09/01/2025	Aa3/AAA*	100,000	104,343
MS Development Bank Special Obligation Jackson Water/Sewer	5.000	09/01/2029	Aa3/AAA*	60,000	62,063
MS Development Bank Special Obligation Horn Lake	5.000	10/01/2020	A*	50,000	51,543
MS Development Bank Special Obligation Lee County School	4.500	09/01/2021	A3	100,000	100,894
MD Development Bank Special Obligation Jackson Public	5.375	04/01/2028	Aa3	70,000	75,781
MS Development Bank Special Obligation Southaven Water	5.000	03/01/2025	A+*	325,000	342,365
MS Development Bank Special Obligation Hinds College	5.125	10/01/2028	Aa3	100,000	106,918
MS Development Bank Special Obligation Capital Projects^^	5.875	07/01/2024	NR	55,000	56,268
MS Development Bank Special Obligation Capital Projects	5.000	07/01/2024	NR	370,000	354,171
MS Development Bank Special Obligation Combination	5.000	07/01/2018	Aa3/AAA*	100,000	105,188
MS Home Corporation Single Family Mortgage—Series E-1	5.050	12/01/2028	Aaa	75,000	77,430
MS Development Bank Special Obligation Municipal Energy	5.000	03/01/2031	Baa2	100,000	90,537
MS Development Bank Special Obligation Covington Hospital	5.000	07/01/2027	A*	150,000	145,908
MS Development Special Obligation Madison County Highway	5.000	01/01/2027	A1/AA-*	170,000	177,665
MS Development Bank Special Obligation City of Jackson	5.000	03/01/2022	A1/AA-*	200,000	213,186
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	A1/AA-*	175,000	184,429
MS Development Bank Special Obligation Hinds Community College	5.000	10/01/2026	Aa3	85,000	90,951
MS Development Bank Special Obligation Jones County College	5.100	03/01/2028	AAA*	55,000	58,601
MS Development Bank Special Obligation Jones County Junior College	5.000	03/01/2033	AAA*	150,000	156,030
MS Development Bank Special Obligation Jones County Junior College	5.125	03/01/2039	AAA*	45,000	46,577
MS State Refunding Notes Projects—Series C	5.000	12/01/2022	Aa3/AA*/AA@	200,000	216,234
MS State University Educational Building Corporate Revenue	5.500	08/01/2014	Aa3	75,000	79,688
MS State University Educational Building Corporate Revenue	5.000	08/01/2024	Aa3/A+*	350,000	370,216
Olive Branch MS Public Improvement	4.125	06/01/2022	A1	100,000	100,456
Olive Branch MS Water & Sewer Revenue	4.500	03/01/2014	Aa3	30,000	31,321
Pearl River County MS Certificate of Participation	4.500	04/01/2021	Baa1	200,000	202,764
University Southern MS Education Building—Series A	5.000	03/01/2022	Aa3	100,000	107,218

					4,408,924

GENERAL OBLIGATION BONDS
8.71% of Net Assets
Hinds County MS School District	4.750	03/01/2015	NR	50,000	50,269
Jackson MS Redevelopment Authority Urban Renewal Revenue	5.600	11/01/2021	A2	20,000	20,419
MS Development Bank Special Obligation Public Improvement	4.750	12/01/2019	A-*	145,000	145,004
MS State General Obligation	5.100	11/15/2012	Aa3/AA*/AA@	10,000	11,128
MS State Refunding—Series A	5.250	11/01/2019	Aa3/AA*/AA@	200,000	233,060
Richland MS Tax Increment	5.600	06/01/2013	NR	10,000	10,552

					470,432

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.43% of Net Assets
Alcorn State University Educational Building MS Revenue	5.125	09/01/2034	Aa3	75,000	77,507
MS State University Educational Building Corporate Revenue	5.250	08/01/2033	Aa3/AA-@	50,000	53,494

					131,001

PREREFUNDED BONDS
1.24% of Net Assets
MS Development Bank Special Obligation Natchez Convention Center	5.800	07/01/2019	A*	25,000	29,236
MS Development Bank Special Obligation Gulfport Combined Water	5.500	07/01/2015	Aa3/AAA*	10,000	11,357
MS Development Bank Special Obligation Desoto County	5.900	07/01/2021	A*	5,000	5,398
MS Development Bank Special Obligation Rankin County	5.400	07/01/2014	Aa3/AAA*	10,000	10,252
Southern MS University Educational Building Corporation	5.750	03/01/2021	NR	10,000	10,699

					66,942

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds — 100%

December 31, 2009

UNAUDITED

Bond Description	Coupon	Maturity Date	Rating	Par Value	Market Value
ESCROWED TO MATURITY BONDS
.82% of Net Assets
Harrison County MS Wastewater Management District	5.000%	02/01/2015	Baa1/AAA*	$25,000	$28,195
MS Gulf Coast Regional Wastewater Treatment Facilities	7.000	07/01/2012	NR	15,000	16,291

					44,486

Total Investments (cost $5,048,314) (See (a) below for further explanation) 94.87% of Net Assets					$5,121,785

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated
^^	On May 30, 2006, the Issuer received a proposed adverse determination from the IRS which asserts that the interest paid to holders of the subject bonds is not excludable from gross income under section 103 of the Internal Revenue Code. The issuer is pursuing an appeal of the proposed adverse determination.
(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$151,139
Unrealized depreciation	(77,668)

Net unrealized appreciation	$73,471

Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund’s assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	5,121,785
Level 3	Significant Unobservable Inputs	—

$5,121,785

The accompanying notes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2009

UNAUDITED

ASSETS:
Investments in securities, at value (Cost: $5,048,314)	$5,121,785
Cash	211,155
Interest receivable	89,214

Total assets	5,422,154
LIABILITIES:
Payable for:
Distributions to shareholders	15,568
Fund shares redeemed	207
Investment advisory fee	125
Transfer agent fee	1,117
Trustee fee	41
Accrued expenses	6,671

Total liabilities	23,729

NET ASSETS:
Capital	5,350,983
Net accumulated realized loss on investment transactions	(26,029)
Net unrealized appreciation in value of investments	73,471

Net assets at value	$5,398,425

NET ASSET VALUE, offering price and redemption price per share ($5,398,425 -:- 475,280 shares outstanding; unlimited number of shares authorized; no par value)	$11.36

STATEMENT OF OPERATIONS

For the year ended December 31, 2009

Net investment income:
Interest income	$116,127

Expenses:
Investment advisory fee	12,917
Transfer agent fee	3,876
Custodian expense	452
Pricing fees	2,521
Professional fees	1,233
Trustee fees	280
Other expenses	2,734

Total expenses	24,013
Fees waived by Adviser	(12,353)
Custodian expense reduction	(32)

Net expenses	11,628

Net investment income	104,499

Realized and unrealized gain/(loss) on investments:
Net realized loss	(2,527)
Net change in unrealized appreciation/depreciation	152,081

Net realized and unrealized gain on investments	149,554

Net increase in net assets resulting from operations	$254,053

The accompanying notes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2009 and the year ended June 30, 2009

UNAUDITED

	12/31/2009	2009
Increase/(decrease) in net assets:
Operations:
Net investment income	$104,499	$193,916
Net realized loss on investments	(2,527)	(8,356)
Net change in unrealized appreciation/depreciation	152,081	(21,357)

Net increase in net assets resulting from operations	254,053	164,203
Distributions to shareholders from net investment income	(104,499)	(193,916)
Net fund share transactions (Note 4)	248,120	583,694

Total increase	397,674	553,981
Net assets:
Beginning of year	5,000,751	4,446,770

End of year	$5,398,425	$5,000,751

FINANCIAL HIGHLIGHTS

	Six months ended 12/31/2009	For the years ended June 30,
		2009	2008	2007	2006
Selected data for a share outstanding:
Net asset value, beginning of year	$11.03	$11.08	$11.24	$11.25	$11.84

Income from investment operations:
Net investment income	0.23	0.45	0.45	0.45	0.46
Net gains/(losses) on securities, both realized and unrealized	0.33	(0.05)	(0.16)	0.04	(0.54)

Total from investment operations	0.56	0.40	0.29	0.49	(0.08)
Less distributions:
Distributions from net investment income	(0.23)	(0.45)	(0.45)	(0.45)	(0.46)
Distributions from capital gains	—	—	—	(0.05)	(0.05)

Net asset value, end of year	$11.36	$11.03	$11.08	$11.24	$11.25

Total return	5.11%	3.72%	2.64%	4.39%	(0.76)%
Net assets, end of year (in thousands)	$5,398	$5,001	$4,447	$5,103	$4,970
Ratio of net expenses to average net assets (a)	0.23%	0.44%	0.45%	0.45%	0.46%
Ratio of net investment income to average net assets	2.04%	4.11%	4.02%	3.98%	3.95%
Portfolio turnover	6.00%	9.30%	2.79%	11.57%	16.33%

(a)	Percentages are after expenses waived by Adviser and custodian/interest expense reductions.

Expenses waived by Adviser and custodian/interest expense reductions were:

.24% and .00% for the six months ended December 31, 2009; .53% and .08% for 2009; .46% and .10% for 2008; .43% and .09% for 2007; and ..44% and .10% for 2006, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

December 31, 2009

UNAUDITED

Bond Description	Coupon	Maturity Date	Rating	Par Value	Market Value
INSURED MUNICIPAL BONDS
62.91% of Net Assets
Asheville NC Water System Revenue	4.750%	08/01/2027	Aa3/AA*	$1,000,000	$1,038,660
Burke County NC Certificates of Participation	5.000	04/01/2023	A3/A-*	1,000,000	1,053,620
Cabarrus County NC Certificates of Participation Installment Financing Contract	5.000	06/01/2025	Aa3/AAA*/AA@	1,000,000	1,088,720
Catawba County NC Catawba Memorial Hospital Revenue	5.000	10/01/2017	NR	500,000	497,740
Charlotte NC Airport Revenue	5.250	07/01/2023	A1/A+*/A+@	1,000,000	1,071,840
Charlotte NC Airport Revenue Bonds Refunding Charlotte Douglas	5.000	07/01/2026	A1/A+*/A+@	1,000,000	1,049,040
Charlotte NC Airport Revenue Bonds Refunding Charlotte Douglas	5.000	07/01/2025	A1/A+*/A+@	1,000,000	1,060,920
Dare County NC Certificates of Participation	5.125	06/01/2018	A1/AA-*/A+@	500,000	526,570
Davie County NC Public School & Community College Facility	5.000	06/01/2023	A2/A*	1,000,000	1,047,410
Davie County NC Public School & Community College Facility	5.000	06/01/2025	A2/A*	1,690,000	1,771,103
Henderson County NC Certificates of Participation	5.000	05/01/2025	A1/A+*/A+@	1,000,000	1,045,100
Iredell County NC Certificates of Participation Public Facility	5.250	10/01/2020	A1/AA-@	1,000,000	1,056,260
Iredell County NC Certificates of Participation School Project	5.000	06/01/2024	A1/AA-*	1,000,000	1,063,630
Johnston NC Memorial Hospital Authority	5.250	10/01/2028	Aa3/AAA*	500,000	519,975
Lee County NC Certificates of Participation	5.000	04/01/2025	Aa3/AAA*	550,000	585,706
Lenoir NC Housing Authority Mortgage Revenue	5.700	08/20/2024	AAA*	100,000	100,000
Montgomery County NC Certificates of Participation Series A	5.000	02/01/2030	A-*	1,680,000	1,721,177
New Hanover County NC Hospital Revenue	5.000	10/01/2019	A1/A+*/A+@	1,175,000	1,184,104
New Hanover County NC Certificates of Participation	5.000	12/01/2022	Aa2/AA-*	1,000,000	1,031,620
NC Medical Care Community Hospital Morehead Memorial Hospital	5.000	11/01/2026	Aa3/AAA*/AA@	2,500,000	2,569,250
NC Eastern Municipal Power Agency Power System Revenue	5.500	01/01/2017	Baa1	150,000	150,192
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2025	Baa1/AA-*	1,000,000	1,146,970
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2018	Baa1	1,000,000	1,132,850
NC Eastern Municipal Power Agency Power System Revenue	5.000	01/01/2021	A-*/BBB+@	1,000,000	1,031,330
NC Eastern Municipal Power Agency Series B	6.000	01/01/2022	Aa3/AAA/AA-@	750,000	868,545
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.250	01/01/2019	A2/A*/A@	1,000,000	1,053,210
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2024	Aa1/AAA*/AA+@	1,000,000	1,090,730
NC Medical Care Community Hospital Revenue—High Point	5.000	10/01/2019	NR*	500,000	488,280
NC Medical Care Community Hospital Revenue—Rex Hospital	5.000	06/01/2017	A1/A+*/A+@	500,000	500,775
NC Medical Care Community Hospital Revenue—Stanly Hospital	5.375	10/01/2014	BBB+@	35,000	35,007
Raleigh Durham NC Airport Authority	5.250	11/01/2018	Aa3/AA-@	1,000,000	1,032,100
Raleigh/Durham NC Airport Revenue	5.000	11/01/2020	Aa3/AA-@	1,000,000	1,027,420
Randolph County NC Certificates of Participation	5.000	02/01/2027	A1	1,000,000	1,041,070
Rockingham County NC Certificates of Participation	5.000	04/01/2032	Aa3/AAA*	750,000	778,170
Sampson County NC Certificates of Participation	5.000	06/01/2022	Aa3/AAA*	1,250,000	1,340,263
Sampson County NC Certificates of Participation	5.000	06/01/2026	Aa3/AAA*	1,000,000	1,059,640
University of NC System Pool Revenue	5.000	04/01/2019	Aa3	1,000,000	1,059,920
University of NC Wilmington Certificates of Participation	5.250	06/01/2025	AA-*	1,000,000	1,050,360
University of NC Wilmington Student Housing Project	5.000	06/01/2025	A*	580,000	599,575
University of NC System Pool Revenue Series A	5.000	10/01/2026	Aa3	1,000,000	1,090,890
University of NC System Pool Revenue—Series A	5.000	10/01/2033	Aa3	950,000	999,419
Wilmington NC Certificate of Participation	5.000	06/01/2032	Aa3/AA*/AA-@	1,500,000	1,548,000
Wilmington NC Store Water Revenue	5.000	06/01/2028	A1/AA*	500,000	529,165
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2021	Aa2/AAA*/AAA@	780,000	840,411
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2025	Aa2/AAA*/AAA@	750,000	797,220
Wilson County Certificates of Participation Public Facility	5.000	05/01/2029	Aa2/AAA*/AA@	1,355,000	1,414,037
Wilson Combined Enterprise System	4.700	12/01/2022	Aa3/AA+@	500,000	515,085

					45,303,079
CERTIFICATES OF PARTICIPATION BONDS (UNINSURED)
16.10% of Net Assets
Cabarrus County NC Certificates of Participation	5.000	04/01/2021	Aa3/AA*/AA-@	650,000	673,582
Cabarrus County Certificates of Participation	5.000	01/01/2029	Aa3/AA*/AA-@	750,000	776,940
Charlotte NC Certificates of Participation Convention Facility	5.000	12/01/2024	Aa2/AA+*/AA@	1,000,000	1,064,650
Charlotte NC Certificates of Participation	5.000	06/01/2026	Aa2/AA+*/AA@	1,455,000	1,569,930
Charlotte NC Certificates of Participation	5.000	06/01/2027	Aa2/AA+*/AA@	775,000	827,041
Charlotte NC Certificates of Participation Convention Facility	5.000	06/01/2034	Aa2/AA+*/AA@	750,000	791,460
Forsyth County NC Certificates of Participation	5.000	10/01/2018	Aa1/AA+*/AA+@	5,000	5,028
Forsyth County NC Certificates of Participation	5.000	02/01/2026	Aa1/AA+*/AA+@	550,000	574,024
Mecklenburg County NC Certificates of Participation—Series B	5.000	02/01/2026	Aa1/AA+*/AA+@	1,000,000	1,069,160
Mecklenburg County NC Certificates of Participation Series A	5.000	02/01/2028	Aa1/AA+*/AA+@	415,000	442,100
Mooresville NC Certificates of Participation	5.000	09/01/2032	AA-*	1,500,000	1,532,460
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2025	Aa1/AA+*/AA+@	1,500,000	1,578,195
Winston Salem NC Certificates of Participation Series A	4.750	06/01/2031	Aa1/AA+*/AA+@	670,000	690,891

					11,595,461
LEASE REVENUE BONDS
4.39% of Net Assets
Charlotte NC Water and Sewer Systems Revenue	4.500	07/01/2028	Aa1/AAA*/AAA@	750,000	776,048
NC Infrastructure Financial Corporation Lease Purchase	5.000	10/01/2021	Aa1/AA+*/AA+@	1,000,000	1,076,640
University NC University Revenues UNC Chapel Hill	5.000	12/01/2031	Aa1/AA+*/AA+@	1,215,000	1,298,410

					3,151,098
MUNICIPAL UTILITY REVENUE BONDS
4.30% of Net Assets
NC Municipal Power Agency Number 1 Catawba Electic Revenue	5.000	01/01/2030	A2/A*/A@	1,000,000	1,018,130
Raleigh NC Combined Enterprise System	5.000	03/01/2031	Aa1/AAA*/AAA@	980,000	1,020,268
Raleigh NC Combined Enterprise System Revenue	5.000	03/01/2031	Aaa1/AAA*/AAA@	1,000,000	1,058,600

					3,096,998

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

December 31, 2009

UNAUDITED

Bond Description	Coupon	Maturity Date	Rating	Par Value	Market Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.04% of Net Assets
Charlotte Mecklenburg Hospital Authority NC Health Care	5.000%	01/15/2027	Aa3/AA-*	$1,090,000	$1,116,792
NC Medical Care Health Care Facilities Revenue Novant Health	5.000	11/01/2017	A1/A+*/AA-@	1,000,000	1,038,400
NC Medical Care Community Health Care Facilities Revenue	5.000	06/01/2034	Aa2/AA*/AA@	675,000	684,592
NC Medical Care Community Hospital Revenue Unrefunded Balance	5.250	12/01/2013	A1/A+*/AA-@	45,000	45,633
NC Medical Care Community Hospital Revenue Unrefunded Balance	5.000	12/01/2018	A1/A+*/AA-@	25,000	25,250

					2,910,667
GENERAL OBLIGATION BONDS
3.06% of Net Assets
Iredell County NC Community College	5.000	04/01/2026	Aa3/AA*/AA@	225,000	247,129
Iredell County NC Community College	5.000	04/01/2027	Aa3/AA*/AA@	325,000	354,783
Wake County NC Limited Obligation Series 209	5.000	06/01/2032	Aa1/AA+*/AA+@	1,500,000	1,598,490

					2,200,402
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.47% of Net Assets
NC Capital Facilites Financial Agency Education Wake Forest	5.000	01/01/2031	Aa3/AA*	500,000	536,695
University of NC System Pool Revenue General Trust Indenture	5.000	10/01/2034	Aa3	500,000	519,520

					1,056,215
PREREFUNDED BONDS
1.43% of Net Assets
NC Eastern Municipal Power Agency Power System Series A	6.000	01/01/2026	A-*/BBB+@	805,000	1,027,212

					1,027,212
ESCROWED TO MATURITY BONDS
.48% of Net Assets
Pitt County NC Memorial Hospital Revenue	5.500	12/01/2015	AA-@	325,000	347,285

					347,285
STATE AND LOCAL MORTGAGE REVENUE BONDS
.26% of Net Assets
NC Housing Finance Agency Single Family Revenue Series II	6.200	03/01/2016	Aa2/AA*	25,000	25,033
NC Housing Finance Agency Single Family Revenue Series KK	5.875	09/01/2017	Aa2/AA*	40,000	40,066
NC Housing Finance Agency Home Ownership Revenue	5.125	07/01/2013	Aa2/AA*	35,000	35,023
Vance County NC Housing Mortgage Revenue Henderson Project	6.150	03/01/2022	NR	90,000	90,005

					190,127

Total Investments (cost $69,408,004) (See (a) below for further explanation) 98.44% of Net Assets					$70,878,544

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated
(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,751,623
Unrealized depreciation	(281,083)

Net unrealized appreciation	$1,470,540

Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund’s assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used the the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	70,878,544
Level 3	Significant Unobservable Inputs	—

$70,878,544

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2009

UNAUDITED

ASSETS:
Investments in securities, at value (Cost: $69,408,004)	$70,878,544
Cash	588,933
Interest receivable	879,893
Prepaid expenses	1,327

Total assets	72,348,697
LIABILITIES:
Payable for:
Distributions to shareholders	192,042
Fund shares redeemed	92,390
Investment advisory fee	32,158
Transfer agent fee	1,167
Accrued expenses	21,071

Total liabilities	338,828

NET ASSETS:
Capital	71,000,566
Net accumulated realized loss on investment transactions	(461,237)
Net unrealized appreciation in value of investments	1,470,540

Net assets at value	$72,009,869

NET ASSET VALUE, offering price and redemption price per share ($72,009,869 -:- 6,562,156 shares outstanding; unlimited number of shares authorized; no par value)	$10.97

STATEMENT OF OPERATIONS
For the six months ended December 31, 2009
Net investment income:
Interest income	$1,556,526

Expenses:
Investment advisory fee	177,962
Transfer agent fee	45,736
Custodian expense	6,183
Professional fees	7,914
Trustee fees	3,830
Other expenses	14,959

Total expenses	256,584
Custodian expense reduction	(439)

Net expenses	256,145

Net investment income	1,300,381

Realized and unrealized gain/(loss) on investments:
Net realized loss	(113,601)
Net change in unrealized appreciation/depreciation	1,780,488

Net realized and unrealized gain on investments	1,666,887

Net increase in net assets resulting from operations	$2,967,268

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2009 and the year ended June 30, 2009

UNAUDITED

	12/31/09	2009
Increase in net assets:
Operations:
Net investment income	$1,300,381	$2,450,110
Net realized gain/(loss) on investments	(113,601)	114,445
Net change in unrealized appreciation/depreciation	1,780,488	241,950

Net increase in net assets resulting from operations	2,967,268	2,806,505
Distributions to shareholders from net investment income	(1,300,381)	(2,450,110)
Net fund share transactions (Note 4)	3,452,368	1,234,276

Total increase	5,119,255	1,590,671
Net assets:
Beginning of year	66,890,614	65,299,943

End of year	$72,009,869	$66,890,614

FINANCIAL HIGHLIGHTS

	Six months ended 12/31/2009	2009	2008	2007	2006

Selected data for a share outstanding:
Net asset value, beginning of year	$10.71	$10.62	$10.74	$10.74	$11.10

Income from investment operations:
Net investment income	0.20	0.41	0.41	0.41	0.42
Net gains/(losses) on securities,both realized and unrealized	0.26	0.09	(0.12)	0.00	(0.36)

Total from investment operations	0.46	0.50	0.29	0.41	0.06
Less distributions:
Distributions from net investment income	(0.20)	(0.41)	(0.41)	(0.41)	(0.42)

Net asset value, end of year	$10.97	$10.71	$10.62	$10.74	$10.74

Total return	4.33%	4.83%	2.69%	3.85%	0.59%
Net assets, end of year (in thousands)	$72,010	$66,891	$65,300	$54,994	$48,770
Ratio of net expenses to average net assets (a)	0.36%	0.72%	0.71%	0.73%	0.72%
Ratio of net investment income to average net assets	1.84%	3.89%	3.76%	3.79%	3.89%
Portfolio turnover	4.47%	7.82%	11.03%	5.20%	12.73%

(a)	Percentages are after custodian/interest expense reductions.

Percentages before custodian/interest expense reductions were:

.36% for the six months ended December 31, 2009; .72% for 2009; .72% for 2008; .74% for 2007; .74% for 2006, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

December 31, 2009

UNAUDITED

Bond Description	Coupon	Maturity Date	Rating	Par Value	Market Value
INSURED MUNICIPAL BONDS				`
61.16% of Net Assets
Catawba County NC Certificates of Participation Public School	5.250%	06/01/2016	Aa3	$125,000	$137,473
Catawba County NC Certificates of Participation Public School	5.250	06/01/2018	Aa3	125,000	134,991
Catawba County NC Certificates of Participation	5.250	06/01/2019	Aa3/A*	200,000	217,024
Charlotte NC Certificates of Participation	5.000	08/01/2012	Aa2/AA+*/AA@	1,000,000	1,095,820
Davie County NC Community College	4.000	06/01/2013	A2/A*	250,000	267,370
Edgecombe County NC Schools	4.000	02/01/2015	A3/A*	235,000	254,059
Haywood NC Certificate of Participation Refunding	5.000	10/01/2016	A3/A*	635,000	690,334
Henderson County NC Certificates of Participation—Series A	5.250	05/01/2020	A1/A+*/A+@	300,000	318,870
Henderson County NC Certificates of Participation	5.000	06/01/2014	A1/A+*/A+@	50,000	55,173
Iredell County NC Certificates of Participation School Project	5.000	06/01/2018	A1/AA-*	425,000	466,204
Johnston NC Memorial Hospital Authority	4.000	10/01/2012	Aa3/AAA*	200,000	211,362
Johnston NC Memorial Hospital Authority	4.000	04/01/2015	Aa3/AAA*	100,000	103,932
Lee County NC Certificates of Participation	5.000	04/01/2016	Aa3/AAA*	215,000	234,178
Lincolnton NC Enterprise System Revenue	5.000	05/01/2016	NR	385,000	403,492
New Hanover County NC Certificates of Participation	5.000	03/01/2017	Aa2/AA-*	250,000	273,060
NC Medical Care Community Hospital Rowan Medical	5.250	09/01/2016	Aa3/AAA*	1,100,000	1,185,101
North Carolina Medical Care Community Hospital Chatham Memorial	3.625	10/01/2010	NR	100,000	101,231
NC Eastern Municipal Power Agency	5.250	01/01/2019	Aa3/AAA*/AA-@	250,000	272,465
NC Municipal Power Agency Number 1 Catawba Electric	6.000	01/01/2010	A2/A*/A@	200,000	200,000
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.250	01/01/2019	A2/A*/A@	200,000	210,642
NC Medical Care Community Hospital—Scotland Memorial	5.375	10/01/2011	BBB*	20,000	20,058
NC Medical Community Hospital—Wayne Memorial	4.750	10/01/2011	A2	350,000	352,195
Pitt County NC Certificates of Participation School Facility	4.750	04/01/2010	Aa3/AAA*/AA@	100,000	101,034
Pitt County NC Certificates of Participation School Facility	4.000	04/01/2015	A1/A+*/AA-@	100,000	106,572
Rockingham NC Certificates of Participation	5.250	04/01/2013	A2/A+*	125,000	136,568
Sampson County NC Certificates of Participation	5.000	06/01/2014	Aa3/AAA*/AA+@	50,000	56,197
Union County NC Certificates of Participation	5.000	06/01/2012	Aa3/AA-*/AA-@	100,000	109,274
Union County NC Certificates of Participation	5.000	06/01/2020	Aa3/AA-*/AA-@	250,000	270,333
University of NC Ashville Revenue	5.000	06/01/2014	A2	50,000	53,570
University NC Wilmington Certificates of Participation	5.000	06/01/2014	A*	40,000	44,262
University NC Wilmington Certificates of Participation	4.250	06/01/2017	A*	300,000	316,173

					8,399,017
CERTIFICATES OF PARTICIPATION BONDS (UNINSURED)
16.95% of Net Assets
Cabarrus County NC Certificates of Participation	5.000	06/01/2014	Aa3/AA*/AA-@	135,000	151,307
Cabarrus County Certificates of Participation	4.000	01/01/2015	Aa3/AA*/AA-@	225,000	241,099
Cabarrus County NC Certificates of Participation	5.000	01/01/2017	Aa3/AA*/AA-@	150,000	167,111
Cary County NC Certificates of Participation	5.000	12/01/2017	Aa1/AA+*/AA+@	250,000	270,993
Chapel Hill NC Certificates of Participation Operations Center	5.250	06/01/2019	Aa1/AA*	260,000	282,799
Charlotte NC Certificates of Participation	4.000	06/01/2012	Aa2/AA+*/AA@	50,000	53,436
Charlotte NC Certificates of Participation	4.375	12/01/2014	Aa2/AA+*	50,000	52,839
Cumberland County NC Certificates of Participation	5.000	12/01/2015	Aa3/AA*	75,000	85,251
Durham NC Certificates of Participation	5.000	04/01/2010	Aa1/AA+*/AA+@	50,000	50,555
Forsyth County NC Certificates of Participation	5.000	10/01/2019	Aa1/AA+*/AA+@	100,000	109,439
NC Infrastructure Finance Corporation Certificate of Participation	5.000	02/01/2016	Aa1/AA+*/AA+@	200,000	221,808
NC State Certificates of Participation Wildlife Resources	5.250	06/01/2018	Aa1/AA+*/AA+@	500,000	533,410
Pitt County NC Certificates of Participation Jail Facility	4.000	04/01/2013	A1/AA-*/AA-@	100,000	107,010

					2,327,057
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.46% of Net Assets
Charlotte-Mecklenburg Hospital	5.000	01/15/2019	Aa3/AA-*	200,000	213,806
Charlotte-Mecklenburg Hospital	4.375	01/15/2019	Aa3/AA-*	150,000	154,143
NC Medical Care Community Hospital Pitt Memorial	4.400	12/01/2011	A1/A+*/AA-@	275,000	276,400
NC Medical Care Mission Health Combined Group	4.000	10/01/2014	Aa3/AA*/AA@	100,000	105,390

					749,739
GENERAL OBLIGATION BONDS
4.52% of Net Assets
Mecklenburg County NC Refunding -Series A	5.000	08/01/2014	Aaa/AAA*/AAA@	125,000	144,366
NC State Public Improvement General Obligation	4.500	03/01/2010	Aaa/AAA*/AAA@	150,000	150,996
NC State Public School Building General Obligation	4.600	04/01/2010	Aaa/AAA*/AAA@	50,000	50,331
NC State Public Improvement—Series A	5.000	03/01/2019	Aaa/AAA*/AAA@	250,000	275,390

					621,083
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
4.35% of Net Assets
University of NC Revenue Refunding	5.000	12/01/2010	Aa1/AA+*/AA+@	195,000	203,252
University NC System Pool Revenue	5.000	10/01/2015	A1	350,000	394,380

					597,632
MUNICIPAL UTILITY REVENUE BONDS
3.38% of Net Assets
NC Eastern Municipal Power Agency	5.375	01/01/2017	Baa1/A-*/BBB+@	200,000	212,466
NC Eastern Municipal Power Agency—Series B	3.250	01/01/2015	Baa1/A-*/BBB+@	250,000	252,300

					464,766

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

December 31, 2009

UNAUDITED

Bond Description	Coupon	Maturity Date	Rating	Par Value	Market Value
LEASE REVENUE BONDS
2.75% of Net Assets
NC Municipal Power Agency Number 1 Catawba Electric	5.250%	01/01/2018	A2/A-*/A@	$125,000	$139,686
NC Infrastructure Correctional Facilities Projects	5.000	10/01/2019	Aa1/AA+*/AA+@	100,000	108,072
Wake County NC **	3.000	01/01/2015	Aa1/AA+*/AA+@	125,000	130,494

					378,252
STATE AND LOCAL MORTGAGE REVENUE BONDS
.92% of Net Assets
NC Housing Financial Agency Home Ownership—Series 16B	4.125	07/01/2012	Aa2/AA*	120,000	125,768
					125,768

Total Investments (cost $13,311,773) (See (a) below for further explanation) 99.49% of Net Assets					$13,663,314

**	When-Issued or extended settlement - see footnote 1(D)
*	Standard and Poor’s Corporation
@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$351,541
Unrealized depreciation	0

Net unrealized appreciation	$351,541

Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund’s assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used the the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	13,663,314
Level 3	Significant Unobservable Inputs	—

$13,663,314

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2009

UNAUDITED

ASSETS:
Investments in securities, at value (Cost: $13,311,773)	$13,663,314
Cash	63,395
Interest receivable	165,760
Prepaid expenses	1,397

Total assets	13,893,866
LIABILITIES:
Payable for:
Investments purchased	130,906
Distributions to shareholders	8,839
Fund shares redeemed	267
Investment advisory fee	5,725
Trustee fee	363
Accrued expenses	14,486

Total liabilities	160,586

NET ASSETS:
Capital	13,512,568
Net accumulated realized loss on investment transactions	(130,829)
Net unrealized appreciation in value of investments	351,541

Net assets at value	$13,733,280

NET ASSET VALUE, offering price and redemption price per share ($13,733,280 -:- 1,285,208 shares outstanding; unlimited number of shares authorized; no par value)	$10.69

STATEMENT OF OPERATIONS
For the six months ended December 31, 2009
Net investment income:
Interest income	$232,151

Expenses:
Investment advisory fee	31,991
Transfer agent fee	9,598
Custodian expense	1,124
Professional fees	4,162
Trustee fees	672
Other expenses	5,656

Total expenses	53,203
Custodian expense reduction	(83)

Net expenses	53,120

Net investment income	179,031

Realized and unrealized gain on investments:
Net realized gain	8,731
Net change in unrealized appreciation/depreciation	109,006

Net realized and unrealized gain on investments	117,737

Net increase in net assets resulting from operations	$296,768

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2009 and the year ended June 30, 2009

UNAUDITED

	12/31/09	2009
Increase/(decrease) in net assets:
Operations:
Net investment income	$179,031	$345,549
Net realized gain on investments	8,731	13,645
Net change in unrealized appreciation/depreciation	109,006	207,238

Net increase in net assets resulting from operations	296,768	566,432
Distributions to shareholders from net investment income	(179,031)	(345,549)
Net fund share transactions (Note 4)	1,953,663	306,732

Total increase	2,071,400	527,615
Net assets:
Beginning of year	11,661,880	11,134,265

End of year	$13,733,280	$11,661,880

FINANCIAL HIGHLIGHTS

	Six months ended 12/31/2009	For the years ended June 30,
		2009	2008	2007	2006

Selected data for a share outstanding:
Net asset value, beginning of year	$10.57	$10.37	$10.30	$10.31	$10.60

Income from investment operations:
Net investment income	0.15	0.32	0.32	0.32	0.30
Net gains/(losses) on securities, both realized and unrealized	0.12	0.20	0.07	(0.01)	(0.29)

Total from investment operations	0.27	0.52	0.39	0.31	0.01
Less distributions:
Distributions from net investment income	(0.15)	(0.32)	(0.32)	(0.32)	(0.30)

Net asset value, end of year	$10.69	$10.57	$10.37	$10.30	$10.31

Total return	2.57%	5.07%	3.78%	2.97%	0.06%
Net assets, end of year (in thousands)	$13,733	$11,662	$11,134	$11,281	$13,187
Ratio of net expenses to average net assets (a)	0.42%	0.81%	0.82%	0.81%	0.74%
Ratio of net investment income to average net assets	1.41%	3.04%	3.03%	3.01%	2.83%
Portfolio turnover	7.86%	10.14%	23.91%	13.33%	19.07%

(a)	Percentages are after expenses waived by Adviser and custodian/interest expense reductions.

Expenses waived by Adviser and custodian/interest expense reductions were:

.01% and .02% for the six months ended December 31, 2008; 0% and .04% for 2008; 0% and .04% for 2007; and .05% and.03% for 2006, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100%

December 31, 2009

UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
55.96% of Net Assets
Blount County TN Public Building Authority Local Government	5.000%	06/01/2027	Aa3/AA-*	$1,500,000	$1,588,890
Blount County TN Public Building Authority Local Government	4.750	06/01/2031	Aa3/AA-*	750,000	761,355
Blount County TN Public Building Authority General Obligation	5.250	06/01/2019	NR	1,050,000	1,073,163
Blount County TN Building Authority Local Government	5.000	06/01/2032	A2	750,000	766,748
Chattanooga TN Industrial Development Board Lease Rent Revenue	5.000	10/01/2027	Aa3/AAA*/AA@	1,000,000	1,068,760
Clarksville TN Electric System Revenue	5.000	09/01/2022	A1	1,065,000	1,131,051
Clarksville TN Electric System Revenue	5.000	09/01/2032	A1	1,250,000	1,271,400
Cleveland TN General Obligation—Series A	5.000	06/01/2027	A2/A+	680,000	705,262
Columbia TN Broadband Network Revenue & Tax	5.000	03/01/2025	A1	1,000,000	1,047,630
Columbia TN Refunded—Sewer System	5.000	12/01/2024	A1	1,235,000	1,300,776
Franklin County TN Health & Educational Facilities Board	5.000	09/01/2025	A+*	1,000,000	1,055,910
Gallatin TN Water & Sewer Revenue	5.000	01/01/2028	Aa3	2,540,000	2,703,474
Giles County TN	4.500	02/01/2018	A2	1,000,000	1,043,800
Greene County TN General Obligation—Series B	5.000	06/01/2024	Baa1	505,000	526,634
Hallsdale-Powell Utility District Knox County TN Water and Sewer Revenue	5.000	04/01/2026	AA*	1,000,000	1,061,040
Hallsdale-Powell Utility District Knox County TN Water and Sewer Revenue	5.000	04/01/2031	AA*	740,000	767,720
Harpeth Valley Utilities TN Davidson and Williamson Counties	5.000	09/01/2029	Aa3	1,410,000	1,466,964
Harpeth Valley Utilities TN Davidson & Williamson Counties	5.000	09/01/2032	Aa3	1,420,000	1,477,652
Hawkins County TN Refunding General Obligation	4.750	05/01/2017	A2	200,000	208,190
Jackson TN Energy Authority Gas System Revenue	5.000	10/01/2028	A1	1,000,000	1,038,970
Johnson City TN Health & Educational Facilities	6.500	07/01/2014	Baa1/A*/BBB@	1,000,000	1,128,790
Kingsport TN Industrial Development Board Multifamily	5.400	04/20/2021	AAA*	400,000	428,928
Knox County TN Health Educational & Housing Facs Ft Sanders	6.250	01/01/2013	Baa1/A*	10,000	10,899
Knox County TN Health Educational & Housing—Covenant Health	5.000	01/01/2022	Aa3/AAA*/AA@	450,000	453,236
Knoxville TN Gas Revenue Refunded System—Series K	4.750	03/01/2022	Aa3/AA*	1,550,000	1,587,402
Knoxville TN Wastewater System Revenue—Series A	4.750	04/01/2021	Aa3/AA+*	1,150,000	1,182,039
Marion County TN Schools	5.000	06/01/2025	A3	1,050,000	1,101,597
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2023	Aa2/AA*/AA@	1,000,000	1,080,160
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2024	Aa2/AA*/AA@	1,000,000	1,074,900
Metro Nashville & Davidson County TN Multi-Family	4.600	11/01/2026	AAA*	905,000	902,837
Metro Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2021	Aa3/AAA*	1,000,000	1,070,980
Metropolitan Government Nashville and Davidson County TN	5.000	05/15/2027	Aa2/AA*/AA@	1,400,000	1,512,686
Montgomery County TN General Obligation	4.750	05/01/2020	Aa3	1,000,000	1,064,510
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250	08/20/2018	Aaa	255,000	255,400
Overton County TN Refunding—Schools General Obligation	5.000	04/01/2018	Baa1	1,000,000	1,073,080
Pigeon Forge TN Refunding Series A	4.900	06/01/2028	Aa3/AAA*	1,000,000	1,057,150
Rutherford County TN Construction Utility District Waterworks	5.000	02/01/2031	Aa3/AAA	1,435,000	1,500,709
Shelby County TN Health Educational & Housing Facilities	5.250	09/01/2027	Aa3/AAA*	1,000,000	1,049,320
Smith County TN General Obligation	5.000	04/01/2021	NR	720,000	770,760
South Blount County TN Utility District Waterworks Revenue	5.000	12/01/2028	Aa3/AAA*	1,125,000	1,192,658
TN Housing Development Agency Homeownership Program Series	5.150	07/01/2022	Aa2/AAA*	640,000	646,426
TN State School Board Authority Refunding Higher Education	5.000	05/01/2024	Aa2/AA*/AA@	1,395,000	1,489,620
TN State School Board Authority Refunding Higher Education	5.000	05/01/2025	Aa2/AA*/AA@	1,440,000	1,531,210
West Wilson Utility District TN Waterworks Revenue	4.750	06/01/2028	A2	2,460,000	2,524,846
White House Utility District TN Water & Sewer	5.000	01/01/2028	A2	1,235,000	1,281,485
White House Utility District TN Water & Sewer	5.000	01/01/2030	A2	2,505,000	2,576,468

					51,613,485
GENERAL OBLIGATION BONDS
15.48% of Net Assets
Franklin TN Water & Sewer Revenue & Tax	5.000	04/01/2024	Aaa	750,000	877,185
Knoxville TN General Obligation—Series A	5.000	05/01/2020	Aa2/AA+*/AA+@	1,000,000	1,153,460
Memphis TN General Improvement	5.000	05/01/2020	A1/AA*/A+@	1,500,000	1,562,715
Metro Government Nashville & Davidson County TN -Series B	5.000	08/01/2024	Aa2/AA*/AA@	1,500,000	1,626,645
Metropolitan Government Nashville and Davidson County	5.000	05/15/2028	Aa2/AA*/AA@	240,000	258,355
Metropolitan Government Nashville & Davidson County TN	5.000	01/01/2025	Aa2/AA*/AA@	4,025,000	4,413,654
Shelby County TN—Series A	4.600	11/01/2022	Aa2/AA+*/AA@	500,000	516,055
Williamson County TN Series A General Obligation	4.750	04/01/2021	Aaa	750,000	829,448
Williamson County TN Series B General Obligation	5.000	05/01/2023	Aaa	1,400,000	1,520,442
Williamson County TN General Obligation	5.000	05/01/2022	Aaa	1,400,000	1,519,728

					14,277,687
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
7.61% of Net Assets
Metro Nashville & Davidson County TN McKendree	5.125	01/01/2020	AA*	1,700,000	1,701,394
TN State School Board Authority Higher Education Facilities	5.000	05/01/2028	Aa2/AA*/AA@	1,000,000	1,082,000
TN State School Board Authority Higher Educational Facilities	5.125	05/01/2033	Aa2/AA*/AA@	1,300,000	1,389,388
TN State School Board Authority Higher Education Facilities	4.750	05/01/2030	Aa2/AA*/AA@	2,750,000	2,847,103

					7,019,885

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100%

December 31, 2009

UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
STATE AND LOCAL MORTGAGE REVENUE
7.46% of Net Assets
TN Housing Development Agency Homeownership Program	5.500%	07/01/2020	Aa1/AA+*	$335,000	$337,265
TN Housing Development Agency	5.000	07/01/2028	Aa1/AA+*	1,000,000	1,008,960
TN Housing Development Agency	5.400	07/01/2035	Aa1/AA+*	750,000	768,480
TN Housing Development Agency Homeownership Program 1	5.000	07/01/2029	Aa1/AA+*	825,000	832,961
TN Housing Development Agency Homeownersip Program 2	4.700	07/01/2027	Aa1/AA+*	1,500,000	1,517,565
TN Housing Development Agency Series 2001—3B	5.250	01/01/2020	Aa1/AA+*	230,000	232,673
TN Housing Development Agency Mortgage Financing Series A	5.200	07/01/2023	Aa1/AA*	2,130,000	2,180,545

					6,878,449
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.28% of Net Assets
Shelby County TN Health Education & Housing Facilities	5.000	07/01/2031	Aa2/AA+@	4,750,000	4,871,790

					4,871,790
PREREFUNDED BONDS
3.52% of Net Assets
Johnson City TN Health & Educational Facilities	5.125	07/01/2025	A*	2,000,000	2,010,680
Kingsport TN Industrial Development Board Multi-family	5.700	04/20/2038	AAA*	1,000,000	1,158,450
Metro Nashville & Davidson County TN Water & Sewer	6.500	12/01/2014	A*	60,000	74,102

					3,243,232
LEASE REVENUE BONDS
2.43% of Net Assets
Chattanooga TN Electric Revenue Series A	5.000	09/01/2026	AA	250,000	271,613
Memphis/Shelby County TN Special Facilities Revenue FedEx	5.050	09/01/2012	Baa2/BBB*	250,000	262,505
Memphis-Shelby County Sports Authority	5.250	11/01/2027	A1/AA-*/A@	750,000	770,235
TN Housing Development Agency Series 1B	5.000	07/01/2029	Aa1/AA+*	930,000	934,259

					2,238,612
ESCROWED TO MATURITY BONDS
1.25% of Net Assets
Johnson City TN Health & Educational Revenue	5.000	07/01/2018	A*	1,000,000	1,005,320
Metro Nashville & Davidson County TN Dandridge Tower	6.375	01/01/2011	A2	145,000	145,471

					1,150,791

Total Investments (cost $89,377,054) (See (a) below for further explanation) 98.99% of Net Assets					$91,293,931

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated
(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,263,763
Unrealized depreciation	(346,886)

Net unrealized appreciation	$1,916,877

Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund’s assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used the the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	91,293,931
Level 3	Significant Unobservable Inputs	—

$91,293,931

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2009

UNAUDITED

ASSETS:
Investments in securities, at value (Cost: $89,377,054)	$91,293,931
Cash	54,669
Interest receivable	1,392,894
Prepaid expenses	1,358

Total assets	92,742,852
LIABILITIES:
Payable for:
Distributions to shareholders	396,401
Fund shares redeemed	10,465
Investment advisory fee	39,291
Transfer agent fee	955
Accrued expenses	58,361

Total liabilities	505,473

NET ASSETS:
Capital	92,897,683
Net accumulated realized loss on investment transactions	(1,577,181)
Net unrealized appreciation in value of investments	916,877

Net assets at value	$92,237,379

NET ASSET VALUE, offering price and redemption price per share ($92,237,379 -:- 8,393,654 shares outstanding; unlimited number of shares authorized; no par value)	$10.99

STATEMENT OF OPERATIONS
For the six months ended December 31, 2009
Net investment income:
Interest income	$2,054,671
Expenses:
Investment advisory fee	233,649
Transfer agent fee	59,100
Custodian expense	8,210
Professional fees	10,534
Trustee fees	5,097
Other expenses	9,284

Total expenses	325,874
Custodian expense reduction	(564)

Net expenses	325,310

Net investment income	1,729,361

Realized and unrealized gain/(loss) on investments:
Net realized loss	(1,268,599)
Net change in unrealized appreciation/depreciation	3,673,386

Net realized and unrealized gain on investments	2,404,787

Net increase in net assets resulting from operations	$4,134,148

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2009 and the year ended June 30, 2009

UNAUDITED

	12/31/09	2009
Increase in net assets:
Operations:
Net investment income	$1,729,361	$3,453,113
Net realized (loss) on investments	(1,268,599)	(16,360)
Net change in unrealized appreciation/depreciation	3,673,386	(593,772)

Net increase in net assets resulting from operations	4,134,148	2,842,981
Distributions to shareholders from net investment income	(1,729,361)	(3,453,113)
Net fund share transactions (Note 4)	(2,389,620)	2,434,995

Total increase	15,167	1,824,863
Net assets:
Beginning of year	92,222,212	90,397,349

End of year	$92,237,379	$92,222,212

FINANCIAL HIGHLIGHTS

	Six months ended 12/31/2009	For the year ended June 30,
		2009	2008	2007	2006

Selected data for a share outstanding:
Net asset value, beginning of year	$10.71	$10.77	$10.87	$10.84	$11.21

Income from investment operations:
Net investment income	0.20	0.41	0.41	0.41	0.42
Net gains/(losses) on securities,both realized and unrealized	0.22	(0.06)	(0.10)	0.03	(0.37)

Total from investment operations	0.42	0.35	0.31	0.44	0.05
Less distributions:
Distributions from net investment income	(0.20)	(0.41)	(0.41)	(0.41)	(0.42)

Net asset value, end of year	$10.93	$10.71	$10.77	$10.87	$10.84

Total return	4.54%	3.40%	2.87%	4.05%	0.45%
Net assets, end of year (in thousands)	$92,237	$92,222	$90,397	$99,697	$88,268
Ratio of net expenses to average net assets (a)	0.35%	0.70%	0.71%	0.72%	0.71%
Ratio of net investment income to average net assets	1.87%	3.90%	3.74%	3.70%	3.82%
Portfolio turnover	7.25%	7.62%	15.71%	8.55%	6.14%

(a)	Percentages are after custodian/interest expense reductions.

Percentages before custodian/interest expense reductions were:

.36% for the six months ended December 31, 2009; .71% for 2009; .72% for 2008; .73% for 2007; .72% for 2006, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100%

December 31, 2009

UNAUDITED

Bond Description	Coupon	Maturity Date	Rating	Par Value	Market Value
INSURED MUNICIPAL BONDS
71.77% of Net Assets
Dickson County TN Refunding	5.000%	03/01/2014	A3	$250,000	$278,083
Dickson County TN Refunding	5.000	06/01/2015	A3/A+*	140,000	151,630
Fayetteville TN Electric System Revenue	3.000	06/01/2015	AAA*	105,000	107,000
Johnson City TN Refunding	4.000	06/01/2015	AA-@	400,000	428,952
Johnson City TN Electric Revenue	4.500	05/01/2021	Aa3/AAA*	50,000	52,881
Johnson City TN Public Building Authority Revenue	4.250	09/01/2014	AA-@	50,000	55,340
Kingsport TN Series B Water & Sewer	5.000	03/01/2013	A1	100,000	111,374
Knoxville TN Electric Revenue—Series V	4.750	07/01/2021	Aa3/AAA*/AA+@	150,000	156,350
Lawrenceburg TN Refunding Water & Sewer	5.000	07/01/2015	Aa3	125,000	139,670
Maury County TN School & Public Improvement	5.000	04/01/2016	A1	1,000,000	1,096,780
Memphis-Shelby TN Sports Authority Memphis Arena Project	5.500	11/01/2012	A1/AA-*/A@	500,000	546,360
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/01/2017	A1/AA-*/A@	275,000	293,513
Memphis TN General Obligation General Improvement	5.000	10/01/2016	A1/AA*/A+@	450,000	498,371
Memphis TN Series A	5.000	04/01/2024	Aa3/AAA*/AA@	200,000	215,992
Memphis TN Electric System Revenue—Series A	5.000	12/01/2015	Aa2/AA+*/AA@	1,200,000	1,323,024
Metro Nashville Davidson County Water and Sewer	5.200	01/01/2013	Aa3/A*	270,000	292,245
Metropolitan Nashville Airport Authority—Series A	4.500	07/01/2014	Aa3/AAA*/AA-@	250,000	274,618
Robertson County Tennesee Refunding	4.000	12/01/2012	A2	150,000	160,482
Sevier County TN Public Building Authority	4.000	03/01/2014	AAA*	100,000	108,455
Shelby County Health Education	5.250	09/01/2020	Aa3/AAA*	400,000	429,328
Washington County TN Refunding School & Public Improvement	5.000	04/01/2015	Aa3	200,000	226,064
Washington County TN Refunding-School and Public Improvement	5.000	04/01/2016	Aa3	125,000	138,589

					7,085,101
GENERAL OBLIGATION BONDS
7.43% of Net Assets
Chattanooga TN General Obligation Unlimited	5.500	09/01/2010	Aa2/AA+*/AA@	500,000	515,895
Sevier County TN Public Building Authority	4.000	06/01/2014	AA*	200,000	217,974

					733,869
LEASE REVENUE BONDS
7.16% of Net Assets
Chattanooga TN Electric Revenue—Series A	5.000	09/01/2021	AA*/AA@	400,000	444,680
Memphis-Shelby County TN Airport—Federal Express Corporation	5.050	09/01/2012	Baa2/BBB*	250,000	262,505

					707,185
STATE AND LOCAL MORTGAGE REVENUE BONDS
4.36% of Net Assets
TN Housing Development Agency—Series 1B	4.800	07/01/2024	Aa1/AA+*	320,000	330,077
TN Housing Development Agency Homeownership Program—2	2.950	01/01/2015	Aa1/AA+*	100,000	100,695

					430,772
MUNICIPAL UTILITY REVENUE BONDS
2.88% of Net Assets
Knoxville TN Gas Revenue System—Series J	4.750	03/01/2010	Aa3/AA*	170,000	171,071
Murfreesboro TN Refunding Water and Sewer	5.000	06/01/2014	A1/AA-*	100,000	113,389

					284,460
PUBLIC FACILITIES REVENUE BONDS
2.13% of Net Assets
Blount County TN Public Building Authority Series B-19	3.500	06/01/2015	AA+*	200,000	210,588

					210,588
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.06% of Net Assets
Knox County TN Hospital Facility Revenue Catholic Healthcare	4.500	10/01/2011	A1/AA-*/AA-@	100,000	105,050

					105,050

Total Investments (cost $9,212,882) (See (a) below for further explanation) 96.79% of Net Assets					$9,557,025

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$362,211
Unrealized depreciation	(18,068)

Net unrealized appreciation	$344,143

DUPREE MUTUAL FUNDS—TENNESSEE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100%

December 31, 2009

UNAUDITED

Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used the the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	9,557,025
Level 3	Significant Unobservable Inputs	—

$9,557,025

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2009

UNAUDITED

ASSETS:
Investments in securities, at value (Cost: $9,212,882)	$9,557,025
Cash	196,713
Defaulted securities receivable	24,000
Interest receivable	110,879
Prepaid expenses	1,019

Total assets	9,889,636
LIABILITIES:
Payable for:
Distributions to shareholders	4,957
Investment advisory fee	4,109
Trustee fee	667
Accrued expenses	7,286

Total liabilities	17,019

NET ASSETS:
Capital	9,917,129
Net accumulated realized loss on investment transactions	(388,655)
Net unrealized appreciation in value of investments	344,143

Net assets at value	$9,872,617

NET ASSET VALUE, offering price and redemption price per share ($9,872,617 -:- 921,846 shares outstanding; unlimited number of shares authorized; no par value)	$10.71

STATEMENT OF OPERATIONS
For the six months ended December 31, 2009
Net investment income:
Interest income	$167,915

Expenses:
Investment advisory fee	23,883
Transfer agent fee	7,165
Custodian expense	833
Professional fees	3,585
Trustee fees	515
Other expenses	3,855

Total expenses	39,836
Custodian expense reduction	(60)

Net expenses	39,776

Net investment income	128,139

Realized and unrealized gain/(loss) on investments:
Net realized loss	(7,859)
Net change in unrealized appreciation/depreciation	155,634

Net realized and unrealized gain on investments	147,775

Net increase in net assets resulting from operations	$275,914

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2009 and the year ended June 30, 2009

UNAUDITED

	12/31/09	2009
Decrease in net assets:
Operations:
Net investment income	$128,139	$283,471
Net realized gain/(loss) on investments	(7,859)	(193,826)
Net change in unrealized appreciation/depreciation	155,635	367,258

Net increase in net assets resulting from operations	275,915	456,903
Distributions to shareholders from net investment income	(128,139)	(283,471)
Net fund share transactions (Note 4)	650,300	(1,433,415)

Total increase/(decrease)	798,076	(1,259,983)
Net assets:
Beginning of year	9,074,541	10,334,524

End of year	$9,872,617	$9,074,541

FINANCIAL HIGHLIGHTS

	Six months ended	For the year ended June 30,
	12/31/2009	2009	2008	2007	2006

Selected data for a share outstanding:
Net asset value, beginning of year	$10.54	$10.31	$10.32	$10.29	$10.60

Income from investment operations:
Net investment income	0.15	0.31	0.31	0.31	0.30
Net gains/(losses) on securities, both realized and unrealized	0.17	0.23	(0.01)	0.03	(0.31)

Total from investment operations	0.32	0.54	0.30	0.34	(0.01)
Less distributions:
Distributions from net investment income	(0.15)	(0.31)	(0.31)	(0.31)	(0.30)

Net asset value, end of year	$10.71	$10.54	$10.31	$10.32	$10.29

Total return	3.00%	5.31%	2.90%	3.34%	(0.10)%
Net assets, end of year (in thousands)	$9,873	$9,075	$10,335	$10,880	$15,056
Ratio of net expenses to average net assets (a)	0.42%	0.82%	0.81%	0.79%	0.71%
Ratio of net investment income to average net assets	1.35%	2.97%	2.96%	3.00%	2.86%
Portfolio turnover	10.80%	15.00%	22.22%	0.00%	23.21%

(a)	Percentages are after expenses waived by Adviser and custodian/interest expense reductions.

Expenses waived by Adviser and custodian/interest expense reductions were:

.00% and .03% for the six months ended December 31, 2009; .00% and .04% for 2009; .00% and .05% for 2008; .00% and .04% for 2007; and ..04% and .03% for 2006, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—INTERMEDIATE GOVERNMENT BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies — 100%

December 31, 2009

UNAUDITED

Bond Description	Coupon	Maturity Date	Rating	Par Value	Market Value

GOVERNMENT AGENCIES

FEDERAL HOME LOAN BANK
40.01% of Net Assets
Federal Home Loan Banks Medium Term Note	5.550%	08/20/2018	Aaa/AAA*	$2,000,000	$2,032,339
Federal Home Loan Banks Medium Term Note	7.000	08/15/2014	Aaa/AAA*	500,000	593,223
Federal Home Loan Banks Medium Term Note	5.375	04/22/2015	Aaa/AAA*	3,025,000	3,068,155
Federal Home Loan Banks Medium Term Note	5.000	01/22/2018	Aaa/AAA*	1,250,000	1,252,561
Federal Home Loan Banks Medium Term Note	5.250	02/22/2023	Aaa/AAA*	1,500,000	1,469,682
Federal Home Loan Banks Medium Term Note	5.550	06/19/2023	Aaa/AAA*	500,000	504,689
Federal Home Loan Banks Medium Term Note	4.500	03/26/2021	Aaa/AAA*AAA@	1,500,000	1,478,145
Federal Home Loan Banks Medium Term Note	4.250	04/09/2019	Aaa/AAA*/AAA@	500,000	483,998

				10,775,000	10,882,792
FEDERAL NATIONAL MORTGAGE ASSOCIATION
23.14% of Net Assets
Federal National Mortgage Association	5.750	04/12/2022	Aaa/AAA*/AAA@	500,000	504,206
Federal National Mortgage Association	5.000	06/30/2023	Aaa/AAA*/AAA@	500,000	483,479
Federal National Mortgage Association	5.100	08/20/2020	Aaa/AAA*/AAA@	1,000,000	991,214
Federal National Mortgage Association	5.050	02/14/2023	Aaa/AAA*/AAA@	500,000	485,185
Federal National Mortgage Association	5.150	10/15/2024	Aaa/AAA*/AAA@	625,000	605,686
Federal National Mortgage Association	5.000	10/23/2024	Aaa/AAA*/AAA@	650,000	636,229
Federal National Mortgage Association	4.500	10/28/2019	Aaa/AAA*/AAA@	500,000	491,473
Federal National Mortgage Association	5.250	11/19/2024	Aaa/AAA*/AAA@	625,000	616,321
Federal National Mortgage Association	4.625	11/12/2019	Aaa/AAA*/AAA@	500,000	495,557
Federal National Mortgage Association	5.500	06/25/2024	Aaa/AAA*/AAA@	500,000	495,251
Federal National Mortgage Association	4.500	12/15/2021	Aaa/AAA*/AAA@	500,000	490,609

					6,295,210
FEDERAL FARM CREDIT
15.67% of Net Assets
Federal Farm Credit Bank	5.300	06/24/2014	Aaa/AAA*/AAA@	1,550,000	1,715,248
Federal Farm Credit Bank	5.875	08/16/2021	Aaa/AAA*/AAA@	1,900,000	2,035,043
Federal Farm Credit Bank	6.200	07/26/2022	Aaa/AAA*/AAA@	500,000	512,631

					4,262,922
FEDERAL HOME LOAN MORTGAGE
14.47% of Net Assets
Federal Home Loan Mortgage Corporation	5.000	04/15/2021	Aaa/AAA*/AAA@	3,000,000	2,947,133
Federal Home Loan Mortgage Corporation	4.500	10/01/2019	Aaa/AAA*/AAA@	1,000,000	987,655

					3,934,788
STUDENT LOAN MARKETING ASSOCIATION
4.22% of Net Assets
Student Loan Marketing Association	7.300	08/01/2012	AAA	1,000,000	1,147,744

					1,147,744

Total Investments (cost $26,128,747) (See (a) below for further explanation) 97.51% of Net Assets					$26,523,456

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$601,842
Unrealized depreciation	(207,133)

Net unrealized appreciation	$394,709

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—INTERMEDIATE GOVERNMENT BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies — 100%

December 31, 2008

UNAUDITED

Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund’s assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used the the table below, please refer to the Security Valuation section in the accompanying Note to Financial Statements.

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	26,523,456
Level 3	Significant Unobservable Inputs	—

$26,523,456

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2009

UNAUDITED

ASSETS:
Investments in securities, at value (Cost: $26,128,747)	$26,523,456
Cash	355,804
Interest receivable	361,742
Prepaid expenses	373

Total assets	27,241,375
LIABILITIES:
Payable for:
Distributions to shareholders	32,220
Fund shares redeemed	1,802
Investment advisory fee	4,738
Transfer agent fee	411
Accrued expenses	2,052

Total liabilities	41,223

NET ASSETS:
Capital	26,982,232
Net accumulated realized loss on investment transactions	(176,789)
Net unrealized appreciation in value of investments	394,709

Net assets at value	$27,200,152

NET ASSET VALUE, offering price and redemption price per share ($27,200,152 -:- 2,716,544 shares outstanding; unlimited number of shares authorized; no par value)	$10.01

STATEMENT OF OPERATIONS

For the six months ended December 31, 2009

Net investment income:
Interest income	$668,427

Expenses:
Investment advisory fee	26,858
Transfer agent fee	19,140
Custodian expense	2,333
Professional fees	2,980
Trustee fees	1,442
Other expenses	12,121

Total expenses	64,874
Custodian expense reduction	(170)

Net expenses	64,704

Net investment income	603,723

Realized and unrealized gain/(loss) on investments:
Net realized gain	26,512
Net change in unrealized appreciation/depreciation	(131,618)

Net realized and unrealized gain/(loss) on investments	(105,106)

Net increase in net assets resulting from operations	$498,617

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2009 and the year ended June 30, 2009

UNAUDITED

	12/31/09	2009
Increase in net assets:
Operations:
Net investment income	$603,723	$1,121,342
Net realized gain on investments	26,512	25,813
Net change in unrealized appreciation/depreciation	(131,618)	258,569

Net increase in net assets resulting from operations	498,617	1,405,724
Distributions to shareholders from net investment income	(603,723)	(1,121,342)
Net fund share transactions (Note 4)	1,874,634	2,014,141

Total increase	1,769,528	2,298,523
Net assets:
Beginning of year	25,430,624	23,132,101

End of year	$27,200,152	$25,430,624

FINANCIAL HIGHLIGHTS

	Six months ended
	12/31/2009	2009	2008	2007	2006

Selected data for a share outstanding:
Net asset value, beginning of year	$10.05	$9.93	$9.66	$9.58	$10.07

Income from investment operations:
Net investment income	0.26	0.46	0.48	0.49	0.48
Net gains/(losses) on securities, both realized and unrealized	(0.04)	0.12	0.27	0.08	(0.49)

Total from investment operations	0.22	0.58	0.75	0.57	(0.01)
Less distributions:
Distributions from net investment income	(0.26)	(0.46)	(0.48)	(0.49)	(0.48)

Net asset value, end of year	$10.01	$10.05	$9.93	$9.66	$9.58

Total return	1.88%	5.99%	7.88%	6.04%	(0.14)%
Net assets, end of year (in thousands)	$27,200	$25,431	$23,132	$22,553	$21,487
Ratio of net expenses to average net assets (a)	0.24%	0.47%	0.49%	0.51%	0.45%
Ratio of net investment income to average net assets	2.27%	4.62%	4.85%	5.05%	4.97%
Portfolio turnover	11.49%	30.35%	33.21%	6.40%	17.67%

(a)	Percentages are after custodian/interest expense reductions.

Percentages before custodian/interest expense reductions were:

.24% for the six months ended December 31, 2009; .49% for 2009; .51% for 2008; .53% for 2007; .47% for 2006 and, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

UNAUDITED

1. Organization and Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the “Trust”) permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund” and collectively the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers nine series:

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series

Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series

North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series

Tennessee Tax-Free Short-to-Medium Series

Intermediate Government Bond Series

The investment strategy of the eight state tax-free funds is to maintain 100% of their investments in Alabama, Kentucky, Mississippi, North Carolina, or Tennessee municipal securities, respectively.

The Intermediate Government Bond Series’ investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

A. Security Valuation

Securities held by the Intermediate Government Bond Series are valued using market quotations as provided by an independent pricing service. Securities held by the eight state tax-free funds are valued as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. These procedures involve the use of a matrix pricing model which takes into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board’s Valuation committee. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds.

The Funds are subject to the provisions of FASB Accounting Standards Codification 820, “Fair Value Measurements and Disclosures” (ASC 820). ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1:	Quoted prices in active markets for identical securities.

Level 2:	Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3:	Price determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or not market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2009

UNAUDITED

1. Organization and Significant Accounting Policies

The aggregate value by input level, as of December 31, 2009, for the Fund’s investments is included at the end of the Funds Schedule of Investments.

B. Security Transactions

Security transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

C. Security Income

Interest income, which includes the amortization of premiums and the accretion of discounts, is recorded on an accrual basis.

D. When-Issued and Extended Settlement Securities

The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Funds until the security is delivered and payment takes place. At the time the Funds enter into this type of transaction, they are required to segregate cash or other liquid assets equal to the value of the securities purchased.

E. Federal Income Taxes

It is each Fund’s policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the “code”) applicable to regulated investment companies, including the distribution of all or substantially all taxable and tax-exempt income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the year ended June 30, 2009. Therefore, no federal income tax provision is required. Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns for the last three years.

F. Distributions

Substantially all of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Distributions are payable in cash or in additional shares at the net asset value on the payable date. Distributions are determined in accordance with income tax regulations.

Distributions are payable:

Monthly for:	Kentucky Tax-Free Short-to-Medium Series
North Carolina Tax-Free Short-to-Medium Series
Tennessee Tax-Free Short-to-Medium Series
Intermediate Government Bond Series

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2009

UNAUDITED

F. Distributions, continued:

Quarterly for:	Alabama Tax-Free Income Series
Kentucky Tax-Free Income Series
Mississippi Tax-Free Income Series
North Carolina Tax-Free Income Series
Tennessee Tax-Free Income Series

G. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

H. Subsequent Events

In May 2009, the FASB issued SFAS No. 165, “Subsequent Events” (SFAS No. 165). The Funds adopted SFAS No. 165 which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, an entity will be required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In addition, SFAS No. 165 requires an entity to disclose the date through which subsequent events have been evaluated. The Funds have evaluated subsequent events through the issuance of their financial statements on February 8, 2009.

2. Investment Advisory Fee and Other Transactions with Affiliates

Subject to the direction of the Trustees, Dupree & Company, Inc. (the Adviser) is responsible for the management of the Funds’ portfolios. Under the terms of the Investment Advisory Agreements for the Alabama, Kentucky, Mississippi, North Carolina, and Tennessee Series, the Funds have agreed to pay to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each Fund determined separately; .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each Fund determined separately; .40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each Fund determined separately; and ..35 of 1% of the average daily net assets in excess of $500,000,000. For the Intermediate Government Bond Series, the Fund has agreed to pay to the Adviser, as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of .20 of 1% of average daily net assets.

The Adviser may voluntarily waive investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses. The Adviser will not seek to recoup any waived fees or other operating expenses it has assumed.

For the six months ended December 31, 2009, investment advisory fees and waived amounts were as follows:

	Investment Advisory fees	Waived Investment Advisory fees
Alabama Tax-Free Income Series	$37,828	$27,380
Kentucky Tax-Free Income Series	1,625,722	—
Kentucky Tax-Free Short-to-Medium Series	158,546	—
Mississippi Tax-Free Income Series	12,917	12,353
North Carolina Tax-Free Income Series	177,962	—
North Carolina Tax-Free Short-to-Medium Series	31,991	—
Tennessee Tax-Free Income Series	233,649	—
Tennessee Tax-Free Short-to-Medium Series	23,883	—
Intermediate Government Bond Series	26,858	—

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2009

UNAUDITED

In addition, each Fund has entered into a Shareholder Service Agreement with Dupree & Company, Inc, the Funds’ transfer agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of .15 of 1% on the first $20,000,000 of average net assets and .12 of 1% of all amounts in excess of $20,000,000 of average net assets for each Fund.

3. Purchases and Sales of Securities

During the six months ended December 31, 2009, the cost of purchases and the proceeds from sales and maturities of securities (excluding short-term securities and U.S. government obligations, except for the Intermediate Government Bond Series which are all U.S. government obligations) for each of the Funds were as follows:

	Purchases	Sales/Calls
Alabama Tax-Free Income Series	$2,685,423	$1,065,312
Kentucky Tax-Free Income Series	49,031,273	26,245,805
Kentucky Tax-Free Short-to-Medium Series	9,949,143	6,442,250
Mississippi Tax-Free Income Series	394,247	301,170
North Carolina Tax-Free Income Series	6,742,866	3,084,865
North Carolina Tax-Free Short-to-Medium Series	3,026,026	978,800
Tennessee Tax-Free Income Series	6,646,206	8,397,228
Tennessee Tax-Free Short-to-Medium Series	1,558,296	1,003,919
Intermediate Government Bond Series	4,904,188	2,997,900

4. Capital Shares

At December 31, 2009 and June 30, 2009, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

ALABAMA TAX-FREE INCOME SERIES	Six months Ended December 31, 2009		Year Ended June 30, 2009
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	186,836	$2,180,108	177,602	$2,010,089
Shares reinvested	16,815	198,518	34,467	384,144
Shares redeemed	(63,929)	(742,370)	(145,306)	(1,573,209)
Net increase	139,722	$1,636,256	66,763	$821,024

KENTUCKY TAX-FREE INCOME SERIES	Six months Ended December 31, 2009		Year Ended June 30, 2009
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	8,116,155	$61,986,448	13,477,495	$99,262,162
Shares reinvested	1,345,009	10,369,288	2,567,459	18,846,331
Shares redeemed	(5,340,531)	(40,836,665)	(10,113,751)	(74,277,082)
Net increase	4,120,633	$31,519,071	5,931,203	$43,831,411

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	Six months Ended December 31, 2009		Year ended June 30, 2009
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,332,424	$7,076,494	2,567,385	$13,382,534
Shares reinvested	119,265	634,830	237,891	1,241,332
Shares redeemed	(983,270)	(5,232,560)	(1,722,891)	(8,971,130)
Net increase	468,419	$2,478,764	1,082,385	$5,652,736

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2009

UNAUDITED

4. Capital Shares, continued:

MISSISSIPPI TAX-FREE INCOME SERIES	Six months Ended December 31, 2009		Year ended June 30, 2009
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	38,584	$435,042	106,747	$1,159,494
Shares reinvested	6,384	73,028	12,194	132,041
Shares redeemed	(23,078)	(259,950)	(67,061)	(707,841)
Net increase	21,890	$248,120	51,880	$583,694

NORTH CAROLINA TAX-FREE INCOME SERIES	Six months Ended December 31, 2009		Year ended June 30, 2009
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	570,587	$6,232,950	1,015,568	$10,744,015
Shares reinvested	80,957	897,055	165,404	1,724,580
Shares redeemed	(335,510)	(3,677,637)	(1,085,096)	(11,234,319)
Net increase	316,034	$3,452,368	95,876	$1,234,276

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	Six months Ended December 31, 2009		Year Ended June 30, 2009
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	230,129	$2,465,537	173,841	$1,827,995
Shares reinvested	11,784	126,160	22,164	232,306
Shares redeemed	(59,689)	(638,033)	(166,726)	(1,753,569)
Net increase	182,224	$1,953,664	29,279	$306,732

TENNESSEE TAX-FREE INCOME SERIES	Six months Ended December 31, 2009		Year ended June 30, 2009
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	446,825	$4,880,036	1,386,642	$14,670,407
Shares reinvested	80,611	894,292	165,171	1,726,537
Shares redeemed	(747,625)	(8,163,948)	(1,333,677)	(13,961,949)
Net increase/(decrease)	(220,190)	$(2,389,620)	218,136	$2,434,995

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	Six months Ended December 31, 2009		Year ended June 30, 2009
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	100,002	$1,071,548	89,757	$935,688
Shares reinvested	9,114	97,611	20,621	215,191
Shares redeemed	(48,386)	(518,858)	(251,462)	(2,584,294)
Net increase/(decrease)	60,730	$650,301	(141,084)	$(1,433,415)

INTERMEDIATE GOVERNMENT BOND SERIES	Six months Ended December 31, 2009		Year ended June 30, 2009
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	374,410	$3,863,526	363,540	$3,662,434
Shares reinvested	41,960	338,951	81,708	817,623
Shares redeemed	(230,245)	(2,327,843)	(245,504)	(2,465,916)
Net increase	186,126	$1,874,634	199,744	$2,014,141

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2009

UNAUDITED

5. Concentration of credit risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, and Tennessee Tax-Free Short-to-Medium Series each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina, and Tennessee, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. Each of these state-specific Funds is more susceptible to economic and political factors adversely affecting issuers of their states’ respective municipal securities than a fund that is not concentrated in these issuers to the same extent.

6. Federal Income Taxes

As of June 30, 2009, the Alabama Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, and Intermediate Government Bond Series have capital loss carryforwards which are available to offset future capital gains, if any. As of June 30, 2009 the Kentucky Tax-Free Income Series does not have any capital loss carryforwards.

The capital loss carryforwards expire as follows:

	2010	2011	2012	2013	2014	2015	2016	2017	Total
Alabama Tax-Free Income Series	$—	$—	$—	$—	$—	$—	$—	$18,298	$18,298

Kentucky Tax-Free Short-to-Medium Series	34,064	—	44,500	329,431	74,336	446,645	227,932	223,977	1,380,885

Mississippi Tax-Free Income Series	—	—	—	—	—	—	6,458	3,910	10,368

North Carolina Tax-Free Income Series	—	—	347,636	—	—	—	—	—	347,636

North Carolina Tax-Free Short-to-Medium Series	—	—	10,514	4,659	43,905	50,449	30,033	—	139,560

Tennessee Tax-Free Income Series	69,806	18,314	175,434	28,670	—	—	—	16,360	308,584

Tennessee Tax-Free Short-to-Medium Series	—	—	—	797	61,617	92,566	23,418	—	178,398

Intermediate Government Bond Series	—	—	117,848	2	64,307	21,144	—	—	203,301

During the year ended June 30, 2009, the following Funds utilized capital loss carryforwards as follows:

Amount
North Carolina Tax-Free Income Series	$114,445
North Carolina Tax-Free Short-to-Medium Series	11,095
Tennessee Tax-Free Short-to-Medium Series	6,847
Intermediate Government Bond Series	25,814

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2009

UNAUDITED

6. Federal Income Taxes, continued:

Capital losses incurred after October 31 (“Post-October” losses) within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. The following Funds incurred and will elect to defer net capital losses during the fiscal year 2009 as follows:

Post October Losses
Alabama Tax Free Income Series	$(67,936)
Mississippi Tax-Free Income Series	(13,133)
Tennessee Tax-Free Short-to-Medium Series	(202,397)

At June 30, 2009, the effect of permanent book to tax differences (expiration of capital loss carryforwards) resulted in increases and decreases to the components of net assets as follows:

	Accumulated Net Realized Losses	Capital
Kentucky Tax-Free Short-to-Medium Series	$312,672	$(312,672)
North Carolina Tax-Free Short-to-Medium Series	11,132	(11,132)
Tennessee Tax-Free Income Series	311,135	(311,135)
Tennessee Tax-Free Short-to-Medium Series	30,502	(30,502)
Intermediate Government Bond Series	21,059	(21,059)

The tax character of distributions paid for the years ended June 30, 2009 and 2008 were as follows:

	2009			2008
	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain
Alabama Tax-Free Income Series	$564,154	$—	$—	$494,363	$—	$23,016
Kentucky Tax-Free Income Series	30,399,605	—	1,239,797	28,081,655	—	9,603
Kentucky Tax-Free Short-to-Medium Series	1,797,615	—	—	1,875,479	—	—
Mississippi Tax-Free Income Series	193,916	—	—	192,571	607	—
North Carolina Tax-Free Income Series	2,450,110	—	—	2,282,515	—	—
North Carolina Tax-Free Short-to-Medium Series	345,549	—	—	346,156	—	—
Tennessee Tax-Free Income Series	3,453,113	—	—	3,671,801	—	—
Tennessee Tax-Free Short-to-Medium Series	283,471	—	—	305,801	—	—
Intermediate Government Bond Series	—	1,121,342	—	—	1,122,333	—

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2009

UNAUDITED

6. Federal Income Taxes, continued:

As of June 30, 2009, the Fund’s components of distributable earnings (accumulated losses) on a tax basis were as follows:

Dupree Mutual Funds	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Net Long-Term Capital Gains	Net Unrealized Appreciation (Depreciation) on Investments
Alabama Tax-Free Income Series	$—	$42,833	$—	$(159,395)
Kentucky Tax-Free Income Series	—	3,039,580	1,345,282	9,809,460
Kentucky Tax-Free Short-to-Medium Series	—	49,398	—	1,588,860
Mississippi Tax-Free Income Series	—	15,717	—	(78,610)
North Carolina Tax-Free Income Series	—	17,223	—	(309,948)
North Carolina Tax-Free Short-to-Medium Series	—	9,265	—	242,535
Tennessee Tax-Free Income Series	—	417,601	—	(1,756,508)
Tennessee Tax-Free Short-to-Medium Series	—	6,043	—	188,508
Intermediate Government Bond Series	29,082	—	—	526,327

7. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which may provide for indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve predicting future claims that may be made against the Funds, if any, that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be immaterial.

8. Line of Credit Agreement and Custodian Agreement

Under the terms of an agreement with the Funds’ custodian, principal amounts up to 5% of a Fund’s net assets are available on an uncommitted line of credit. The principal amounts borrowed are due on demand. The agreement expires on September 30, 2010, but may be renewed annually. Interest is payable based on the published prime rate of the bank. Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated.

Through March 31, 2009, the Funds had a contractual agreement with the custodian whereby the bank would provide custodial services for $1.00 per year. Through arrangements with the Funds’ custodian, credits realized as a result of unninvested cash balances were used to reduce each Fund’s expenses. During the year, these credits reduced each of the Funds’ expenses by the amount shown on the Statements of Operation as “Custodian expense reduction.” Effective April 1, 2009, the Funds entered into an agreement to compensate the custodian for custodial services incurred which may exceed the credits realized as a result of uninvested cash balances.

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

December 31, 2009

UNAUDITED

Trustee and officer information

The following table sets forth information as to the Trustees and officers:

Name, Address and Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Officers:
Thomas P. Dupree Sr. 125 South Mill Street Lexington, KY 40507 Age: 79	President	Annual Term; 30 years of service	Chairman of the Board of Dupree & Company, Inc.	N/A	N/A
Gay M. Elste P.O. Box 28 Versailles, KY 40383 Age: 58	Compliance Officer	Annual Term; 5 years of service	Attorney at Law, Darsie & Elste. Anstruther Farm, beef cattle farming	N/A	N/A
Allen E. Grimes, III 125 South Mill Street Lexington, KY 40507 Age: 47	Executive Vice President	Annual Term; 4 years of service	President, Dupree & Company, Inc. Attorney, Dinsmore & Shohl LLP (2001-2004)	N/A	N/A
Michelle M. Dragoo 125 South Mill Street Lexington, KY 40507 Age: 48	Vice President, Secretary, Treasurer	Annual Term; 11 years of service as Vice President, 9 years of service as Secretary, Treasurer	Vice President, Secretary, Treasurer of Dupree & Company, Inc.	N/A	N/A
Alison L. Arnold 125 South Mill Street Lexington, KY 40507 Age: 50	Assistant Secretary	Annual Term; 16 years of service	Dupree & Company, Inc.	N/A	N/A

Trustees:
William A. Combs, Jr. 111 Woodland Ave., #510 Lexington, KY 40502 Age: 69	Chairman, Trustee	Annual Term; 8 years of service as Chairman; 20 years of service as Trustee	Officer, Director: Mercedes-Benz of Cincinnati, Ohio; Mercedes-Benz of West Chester, Ohio and Freedom Dodge, Lexington, KY	9	N/A
James C. Baughman, Jr. 1999 Richmond Road Suite 4 Lexington, KY 40502 Age: 47	Trustee	One Year Term; 2 Years of Service	President, Secretary, Treasurer, Director Office Suites Plus (executive office space rental)	9	N/A
Lucy A. Breathitt 1703 Fairway Drive Lexington, KY 40502 Age: 72	Trustee	Annual Term; 13 years of service	Alexander Farms, farming	9	KY Historical Society Foundation, KY Natural Lands Trust, Bluegrass Conservancy

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

December 31, 2009

UNAUDITED

Trustee and officer information, continued:

Name, Address and Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
C. Timothy Cone 201 West Short Street Lexington, KY 40507 Age: 65	Trustee	Annual Term; 7 years of service	President, Gess, Mattingly & Atchison, P.S.C. (law firm)	9	N/A
J. William Howerton 3954 Primrose Place Paducah, KY 42001 Age: 78	Trustee	Annual Term; 9 years of service	Judge (retired November 1996) KY Court of Appeals; Self-Employed Mediator (through 2006), Arbitrator and Special Judge; Trustee for charitable organization and individuals	9	KY Lottery Corporation (through 2008)
William S. Patterson 367 West Short Street Lexington, KY 40507 Age: 77	Trustee	Annual Term; 30 years of service	President, CEO, Cumberland Surety Co., Lexington, KY, President, Patterson & Co., Frankfort, KY, (real estate development, thoroughbred horse breeding and farming)	9	N/A

As of December 31, 2009, none of the Trustees nor members of their immediate family held any beneficial interest in the Trust’s Investment Adviser. Further, the Trust does not have an underwriter.

The Statement of Additional Information (“SAI”) includes additional information about Trustees and officers and is available upon request without charge. Please call (800) 866-0614 to request the SAI.

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s website at http://www.sec.gov. For the six months ending December 31, 2009, the Funds exercised no proxy votes due to the fact that the debt instruments in which the Funds invest carry no voting rights.

Quarterly Portfolio Disclosure

The Trust files with the Securities and Exchange Commission a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the commission’s website and (ii) will be made available to shareholders upon request by calling (800) 866-0614. Information on the operation of the S.E.C.’s Public Reference Room may be obtained by calling 1-800-SEC-0300.

Board of Trustees Approval of Existing Advisory Agreements

Dupree Mutual Fund’s Board of Trustees is responsible for overseeing the Trust’s corporate policies and adhering to fiduciary standards under the Investment Company Act of 1940 (“1940 Act”). The Trustees are responsible for the annual renewal of the Trust’s investment advisory agreements with each Series of the Trust. Under the Investment Advisory Agreements, Dupree & Company, Inc. assumes responsibility for providing investment advisory and other services.

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

December 31, 2009

UNAUDITED

In considering whether to renew the Investment Advisory Agreements, the Trustees, at their meeting of October 21, 2009, reviewed the following factors with respect to each Series: (1) the nature, extent and quality of services provided by Dupree & Company to each Series; (2) the investment performance of each Series; (3) the costs of the services provided to each Series and the profits realized or to be realized by Dupree & Company from its relationship with the Trust; (4) the extent to which economies of scale have been realized as each Series grows; (5) whether the level of fees reflects those economies of scale for the benefit of Series investors; (6) comparisons of services and fees with contracts entered into by Dupree & Company with other clients; and (7) other benefits derived or anticipated to be derived by Dupree & Company from its relationship with the Trust.

Set forth below are the general factors the Trustees considered for all of the Series, followed by an outline of the selected specific factors the Trustees considered for each particular Series.

Nature, Extent and Quality of Services

Pursuant to each agreement, the Investment Adviser provides investment supervisory services, office space and facilities and corporate administration. Specifically, the Investment Adviser obtains and evaluates relevant information regarding the economy, industries, businesses, municipal issuers, securities markets and securities to formulate a continuing program for the management of each Series’ assets in a manner consistent with the series’ investment objectives’ and to implement this program by selecting the securities to be purchased or sold by the Series and placing orders for such purchases and sales. In addition, the Investment Adviser provides for the Series’ office needs, maintains each Series’ books and records, assumes and pays all sales and promotional expenses incurred in the distribution of each Series’ shares, staffs the Series with persons competent to perform all of its executive and administrative functions, supervises and coordinates the activities of the Trust’s institutional and other agents (e.g. custodian, transfer agent, independent accounts, independent legal counsel), and permits its officers and employees to serve as officers of the Trust, all without additional cost to the Trust.

The Trustees considered that the Investment Adviser is an experienced investment adviser whose investment professionals have managed the several series of the Trust since their inception. The Investment Adviser’s personnel provide active and extensive monitoring of the investment portfolios daily and report on the investment performance of the Series to the Trustees at their scheduled quarterly meetings. The Trustees considered that the Investment Adviser has carried out these responsibilities in a professional manner over the years.

The Trustees considered, among other things, the performance of each of the Series, as discussed below.

Performance

The Trustees considered the performance of each Series during historical and recent periods and compared to (i) standardized industry performance data, (ii) the performance of comparable mutual funds and (iii) the performance of recognized indices.

The Trustees considered the comparative performance and expense data for each Series prepared by an independent third party, Morningstar, Inc., for 1, 3 and 12 months and annualized for 3, 5 and 10 years as compared with other single state funds or government bond funds. For the most part, the Series’ returns over the periods reviewed have been very close to the series’ benchmarks. For additional detail about the considerations for each Trust Series, see Account-by-Account synopsis below.

Cost and Profitability

The Trustees reviewed the audited (year ended December 31, 2008) and unaudited financial statements (nine months ended September 30, 2009) of Dupree & Company, Inc; statements of Dupree & Company Inc.’s revenues and costs of and profits from furnishing services to each Series (twelve months ended June 30, 2009). The Investment Adviser’s revenues and costs of and profits from furnishing services to each Series are allocated to each Series according to each Series’ identifiable costs and according to the size of the Series in relation to the total size of the Trust. The Trustees considered the Investment advisory fees paid to the Investment Adviser, expressed in dollar terms and as a percentage of assets under management. The Trustees considered and reviewed information concerning the costs incurred and

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UNAUDITED

profits derived by Dupree & Co. for services rendered in its capacity as Investment Adviser to each Series since the inception of each Series. The Trustees determined that the profits earned were reasonable in light of the advisory, administrative and other services provided to each Series and the historic subsidization provided by Dupree & Co. to the several Series.

Fees Charged by Other Advisers

The Trustees considered information regarding fees paid to other advisers for managing similar investment portfolios. The Trustees received comparative fee information for comparable peer group funds prepared by Morningstar. The Trustees considered that the proposed advisory fees to be paid to the Investment Adviser for its services to each Series are comparable to the advisory fees charged to other similar portfolios.

Economies of Scale

In addition to considering that the Investment Adviser’s fees are comparable to fees charged to other similar portfolios, the Trustees also considered that economies of scale are integrated into the expense formulation. Accordingly, as assets increase, the Investment Adviser’s fees decrease on a percentage basis.

Fee Comparison with Other Clients

The only Investment Company served by the Investment Adviser is the Trust.

Other Benefits

The Trustees considered that the Investment Adviser derives a financial benefit from its advisory relationship with the Trust. The sole benefit that accrues to the Investment Adviser is an increase in total fees received as each Series increases in net asset size. The benefit to the shareholders of each Series is that the Investment Adviser’s fees decrease on a percentage basis as total net assets under management increase. Dupree & Company, Inc. reported no other indirect benefits attributable to management of the Series, including, but not limited to, soft dollar arrangements.

Series-by-Series Factors

Alabama Tax-Free Income Series

•	For the Fiscal Year ending June 30, 2009, the Investment Adviser processed 15 portfolio purchase transactions and 22 portfolio sale transactions

•

As of June 30, 2009 the nine and one half year growth of $10,000 (since inception 1/3/00) invested in the Series was $17,313 as compared to $16,486 for the BarCap Municipal Bond Index. The BarCap index reflects no deduction for fees or expenses.

•	As of August 31, 2009 the Series received an overall Morningstar rating of five stars.

•	As of August 31, 2009 the Series Expense Ratio was 0.45% (after waiver of fees), the lowest of 7 funds compared by Morningstar

Kentucky Tax-Free Income Series

•	For the Fiscal Year ending June 30, 2009, the Investment Adviser processed 42 portfolio purchase transactions and 8 portfolio sale transactions

•

As of June 30, 2009 the ten year growth of $10,000 invested in the Series was $15,456 as compared to $16,292 for the BarCap Municipal Bond Index. The BarCap index reflects no deduction for fees or expenses.

•	As of August 31, 2009 the Series received an overall Morningstar rating of five stars.

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UNAUDITED

•	As of August 31, 2009 the Series Expense Ratio was 0.58%, the lowest of 16 funds compared by Morningstar.

Kentucky Tax-Free Short-to-Medium Series

•	For the Fiscal Year ending June 30, 2009, the Investment Adviser processed 18 portfolio purchase transactions and 40 portfolio sale transactions

•

As of June 30, 2009 the ten year growth of $10,000 invested in the Series was $14,214 as compared to $16,292 for the BarCap Municipal Bond Index. The BarCap index reflects no deduction for fees and expenses.

•	As of August 31, 2009 the Series received an overall Morningstar rating of three stars

•

As of August 31, 2009 the Series Expense Ratio was 0.72%. Out of 16 funds compared by Morningstar, only three had lower expense ratios than this Series. Of these three funds, two only accept institutional clients and the remaining fund was the Dupree Kentucky Tax-Free Income Series.

Mississippi Tax-Free Income Series

•	For the Fiscal Year ending June 30, 2009, the Investment Adviser processed 11 portfolio purchase transactions and 14 portfolio sale transactions

•

As of June 30, 2009 the nine and one-half year growth of $10,000 (since inception 1/3/00) invested in the Series was $16,779 as compared to $16,486 for the BarCap Municipal Bond Index. The BarCap index reflects no deduction for fees and expenses.

•	As of August 31, 2009 the Series received an overall Morningstar rating of four stars

•	As of August 31, 2009 the Series Expense Ratio was 0.45% (after waiver of fees) was the lowest of 4 funds compared by Morningstar

North Carolina Tax-Free Income Series

•	For the Fiscal Year ending June 30, 2009, the Investment Adviser processed 9 portfolio purchase transactions and 13 portfolio sale transactions

•

As of June 30, 2009 the ten year growth of $10,000 invested in the Series was $15,301 as compared to $16,292 for the BarCap Municipal Bond Index. The BarCap index reflects no deduction for fees and expenses.

•	As of August 31, 2009 the Series received an overall Morningstar rating of four stars

•

As of August 31, 2009 the Series Expense Ratio was 0.71%, the 5th lowest of 20 funds compared by Morningstar. Of the other funds each have a load, a million dollar minimum investment or was only open to employees of the fund.

North Carolina Tax-Free Short-to-Medium Series

•	For the Fiscal Year ending June 30, 2009, the Investment Adviser processed 14 portfolio purchase transactions and 11 portfolio sale transactions

•

As of June 30, 2009 the ten year growth of $10,000 invested in the Series was $14,501 as compared to $16,292 for the BarCap Municipal Bond Index. The BarCap index reflects no deduction for fees and expenses.

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UNAUDITED

•	As of August 31, 2009 the Series received an overall Morningstar rating of three stars.

•

As of August 31, 2009 the Series Expense Ratio was 0.82%, the 9th lowest of 20 funds compared by Morningstar. Of the other funds four charge a sales load, one is open only to employees of the fund, three are only open to institutional clients with a one million dollar minimum investment and the remaining fund is the Dupree North Carolina Tax-Free Income Series.

Tennessee Tax-Free Income Series

•	For the Fiscal Year ending June 30, 2009, the Investment Adviser processed 15 portfolio purchase transactions and 22 portfolio sale transactions

•

As of June 30, 2009 the ten year growth of $10,000 invested in the Series was $14,238 as compared to $16,292 for the BarCap Municipal Bond Index. The BarCap index reflects no deduction for fees and expenses.

•	As of August 31, 2009 the Series received an overall Morningstar rating of three stars

•

As of August 31, 2009 the Series Expense Ratio was 0.71%, the third lowest of 11 funds compared by Morningstar. One fund has a load and the other is open only to institutional clients with a minimum one million dollar investment.

Tennessee Tax-Free Short-to-Medium Series

•	For the Fiscal Year ending June 30, 2009, the Investment Adviser processed 7 portfolio purchase transactions and 18 portfolio sale transactions.

•

As of June 30, 2009 the ten year growth of $10,000 invested in the Series was $13,438 as compared to $16,292 for the BarCap Municipal Bond Index. The BarCap index reflects no deduction for fees and expenses.

•	As of August 31, 2009 the Series received an overall Morningstar rating of three stars.

•

As of August 31, 2009 the Series Expense Ratio was 0.81%, the fifth lowest of 11 funds compared by Morningstar. Two of the funds have a load, one is open to institutional clients with a million dollar investment and the other is the Dupree Tennessee Tax-Free Income Series.

Intermediate Government Bond Series

•	For the Fiscal Year ending June 30, 2009, the Investment Adviser processed 13 portfolio purchase transactions and 7 portfolio sale transactions.

•

As of June 30, 2009 the ten year growth of $10,000 invested in the Series was $17,629 as compared to $14,884 for the BarCap U.S. Government Bond Intermediate Index. The BarCap index reflects no deduction for fees and expenses.

•	As of August 31, 2009 the Series received an overall Morningstar rating of four stars.

•	As of August 31, 2009 the Series Expense Ratio was 0.49%, the lowest of 30 funds compared by Morningstar.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur transaction costs including investment advisory fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

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UNAUDITED

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2009” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Funds’ actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Net Expense Ratio Annualized December 31, 2009	Beginning Account Value July 1, 2009*	Ending Account Value December 31, 2009**	Expenses Paid During the Six Months Ended December 31, 2009
Alabama Tax-Free Income Series
Actual	.45%	$1,000.00	$1,023.39	$2.31
Hypothetical	.45	1,000.00	1,025.21	2.32
Kentucky Tax-Free Income Series
Actual	.59	1,000.00	1,021.12	3.01
Hypothetical	.59	1,000.00	1,025.21	3.02
Kentucky Tax-Free Short-to-Medium Series
Actual	.73	1,000.00	1,032.10	3.75
Hypothetical	.73	1,000.00	1,025.21	3.74
Mississippi Tax-Free Income Series
Actual	.45	1,000.00	1,025.55	2.35
Hypothetical	.45	1,000.00	1,025.21	2.32
North Carolina Tax-Free Income Series
Actual	.72	1,000.00	1,021.65	$3.73
Hypothetical	.72	1,000.00	1,025.21	3.75
North Carolina Tax-Free Short-to-Medium Series
Actual	.84	1,000.00	1,012.96	4.25
Hypothetical	.84	1,000.00	1,025.21	4.27
Tennessee Tax-Free Income Series
Actual	.70	1,000.00	1,022.89	3.58
Hypothetical	.70	1,000.00	1,025.21	3.58
Tennessee Tax-Free Short-to-Medium Series
Actual	.84%	$1,000.00	$1,015.12	$4.26
Hypothetical	.84	1,000.00	1,025.21	4.29
Intermediate Government Bond Series
Actual	.49	1,000.00	1,009.40	2.47
Hypothetical	.49	1,000.00	1,025.21	2.48

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UNAUDITED

*	The example is based on an investment of $1,000 invested at the beginning of the period.
**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period multiplied by [184/365] (to reflect one-half year period).

Shareholder Meeting

A meeting of Shareholders was held on October 21, 2009. The purpose of the meeting was (i) to elect Messrs. James C. Baughman, Jr., William Combs, Jr., C. Timothy Cone, J. William Howerton, William Patterson and Ms. Lucy A. Breathitt as Trustees and (ii) to ratify the selection of Ernst & Young LLP as the Trust’s independent auditors for the fiscal year ending June 30, 2010. The results of all matters voted on by shareholders at the Shareholder Meeting held October 21, 2009 were as follows:

A. Election of Trustees:

	FOR	AGAINST	ABSTAIN	WITHHELD	TOTAL
James C. Baughman	82,654,358.402	350,425.682	529,226.673	0.00	83,534,013.757
Lucy A. Breathitt	82,554,914.517	350,425.682	529,226.673	0.00	83,434,569.872
William A. Combs	83,346,871.536	350,425.682	529,226.673	0.00	84,226,526.891
C. Timothy Cone	83,342,443.692	350,425.682	529,226.673	0.00	84,222,099.047
J. William Howerton	95,670,507.381	350,425.682	529,226.673	0.00	96,550,162.736
William S. Patterson	83,177,661.832	350,425.682	529,226.673	0.00	84,057,317.187
Write-ins	1,019,591.694	.000	.000	0.00	1,019,591.694

Cumulative voting rights were exercised in the election of Trustees. The total proxy votes are distributed among those individuals selected.

B. Ratification of Ernst & Young LLP for the fiscal year 2010:

	FOR	AGAINST	ABSTAIN	TOTAL
Ernst & Young LLP	84,655,782.637	331,777.594	1,193,996.804	86,181,557.035

C. Other business:

	FOR	AGAINST	ABSTAIN	TOTAL
Other business	75,300,195.641	1,470,284.369	9,411,077.025	86,181,557.035

The Statement of Additional Information (“SAI”) includes additional information about Fund Trustees and is available upon request without charge. Please call (800) 866-0614 to request the SAI.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2.	Not applicable

Item 3.	Audit Committee Financial Expert: Audit Committee Financial Expert:

The board does not have a financial expert serving on the audit committee. The registrant’s audit committee is comprised of all Trustees all of who are non-interested and independent. The audit committee believes that the collective experience and expertise of the members in assessing the performance of companies and the evaluation of financial statements is sufficient to assess the issues which can reasonably be expected to be raised by the Trust’s financial statements.

Item 4.	Not applicable

Item 5.	Not applicable.

Item 6.	Included as part of item 1.

Item 7.	Not applicable

Item 8.	Not applicable.

Item 9.	Not applicable

Item 10.	There have been no changes to the procedures by which shareholders may recommend nominees to the board of trustees nominating committee.

Item 11.	Controls and Procedures:

On February 16, 2010 the Registrant’s President and Treasurer assessed the disclosure controls and procedures to evaluate the effectiveness of the Registrant’s disclosure controls and procedures designed to ensure that information required to be disclosed by the investment company on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by an investment company in the reports that it files on Form N-CSR is accumulated and communicated to the investment company’s management, including its principal executive and principal financial officers or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

Further, on February 16, 2010 the Registrant’s President and Treasurer assessed the internal control over financial reporting to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that: (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the investment company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the investment company are being made only in accordance with authorizations of management and trustees of the investment company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the investment company’s assets that could have a material effect on the financial statements.

The Registrant’s President and Treasurer have deemed the disclosure controls and procedures and the internal control over financial reporting effective. There were no changes in the Registrant’s disclosure controls and procedures or internal control over financial reporting that occurred during the second fiscal quarter of the period covered that materially affected or is reasonably likely to materially affect the Registrant’s financial statements.

Item 12.	Exhibits

(a) (1) Certifications

(b) (2) Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dupree Mutual Funds (Registrant)

By	/S/ THOMAS P. DUPREE
Thomas P. Dupree
President

Date	February 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ THOMAS P. DUPREE
Thomas P. Dupree
President

Date	February 24, 2010

By:	/S/ MICHELLE M. DRAGOO
Michelle M. Dragoo
Treasurer

Date	February 24, 2010